SUPPLEMENT DATED MAY 1, 2001
                        TO PROSPECTUS DATED MAY 1, 1994


                             WRL FREEDOM SP PLUS(R)
                                ISSUED THROUGH
                            WRL SERIES LIFE ACCOUNT
                                      BY
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGE 7, FIFTH PARAGRAPH OF THE PROSPECTUS UNDER THE HEADING "11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?"


                  Portfolio                      Rate
                  ---------                      ----
                  LKCM Capital Growth            0.80%

     Effective May 1, 2001, the WRL Series Fund, Inc. changed its name to AEGON/Transamerica Series Fund, Inc. ("Series Fund"). Because of the fund's name change, we have deleted "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use the "WRL" in front of each subaccount's name.


     Effective May 1, 2001, the WRL VKAM Emerging Growth Portfolio changed its name to Van Kampen Emerging Growth. Also effective May 1, 2001, the Goldman Sachs Small Cap portfolio changed its name to Munder Net50 and will be sub-advised by Munder Capital Management. Prior to May 1, 2001, the Goldman Sachs Small Cap portfolio was sub-advised by Goldman Sachs Asset Management. On May 29, 2001, and subject to shareholder approval, the Munder Net50 will change its investment objective to "Seeks long-term capital appreciation."


THE FOLLOWING INFORMATION IS ADDED TO PAGE 9, UNDER THE SECTION ENTITLED "DEATH BENEFIT, CASH VALUE AND NET SURRENDER VALUE ILLUSTRATIONS" IN THE PROSPECTUS:


     The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new portfolio are not included in Appendix A.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 8 OF THE PROSPECTUS BEFORE THE SECTION ENTITLED "INVESTMENT EXPERIENCE INFORMATION" AND REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 2000 (EXCEPT AS NOTED IN THE FOOTNOTES), AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:


ANNUAL PORTFOLIO OPERATING EXPENSES(1)
(As a percentage of average portfolio assets after fee waivers and expense reimbursements)


                                                                                                                  TOTAL
                                                                                                                PORTFOLIO
                                                                          MANAGEMENT     OTHER    RULE 12B-1      ANNUAL
PORTFOLIO                                                                    FEES      EXPENSES     FEES         EXPENSES
AEGON/TRANSAMERICA SERIES FUND, INC.(2)(8)
Munder Net50(3)                                                              0.90%      0.10%         N/A          1.00%
Van Kampen Emerging Growth                                                   0.80%      0.05%         N/A          0.85%
T. Rowe Price Small Cap                                                      0.75%      0.25%         N/A          1.00%
Pilgrim Baxter Mid Cap Growth                                                0.80%      0.07%         N/A          0.92%
Alger Aggressive Growth                                                      0.80%      0.06%         N/A          0.86%
Third Avenue Value                                                           0.80%      0.12%         N/A          0.92%
Value Line Aggressive Growth(4)                                              0.80%      0.20%         N/A          1.00%
GE International Equity(5)                                                   1.00%      0.20%         N/A          1.20%
Janus Global                                                                 0.80%      0.09%         N/A          0.89%
Gabelli Global Growth(6)                                                     1.00%      0.20%         N/A          1.20%
Great Companies - Global(2)(6)                                               0.80%      0.20%         N/A          1.00%
Great Companies - Technology(SM)(4)                                          0.80%      0.20%         N/A          1.00%
Janus Growth                                                                 0.80%      0.02%         N/A          0.82%
LKCM Capital Growth(7)                                                       0.80%      0.20%         N/A          1.00%
Goldman Sachs Growth                                                         0.90%      0.10%         N/A          1.00%
GE U.S. Equity                                                               0.80%      0.08%         N/A          0.88%
Great Companies -- America(SM)(4)                                            0.80%      0.11%         N/A          0.91%
Salomon All Cap                                                              0.90%      0.10%         N/A          1.00%
C.A.S.E. Growth                                                              0.80%      0.20%         N/A          1.00%
Dreyfus Mid Cap                                                              0.85%      0.15%         N/A          1.00%
NWQ Value Equity                                                             0.80%      0.08%         N/A          0.88%
T. Rowe Price Dividend Growth                                                0.90%      0.10%         N/A          1.00%
Dean Asset Allocation                                                        0.80%      0.07%         N/A          0.87%
LKCM Strategic Total Return                                                  0.80%      0.05%         N/A          0.85%
J.P. Morgan Real Estate Securities                                           0.80%      0.20%         N/A          1.00%
Federated Growth & Income                                                    0.75%      0.11%         N/A          0.86%
AEGON Balanced                                                               0.80%      0.08%         N/A          0.88%
AEGON Bond                                                                   0.45%      0.08%         N/A          0.53%
J.P. Morgan Money Market                                                     0.40%      0.04%         N/A          0.44%
VARIABLE INSURANCE PRODUCTS FUND (VIP)
Fidelity VIP Equity-Income Portfolio -- Service Class2(9)                    0.48%      0.10%        0.25%(10)     0.83%
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Fidelity VIP II Contrafund(R) Portfolio -- Service Class2(9)                 0.57%      0.10%        0.25%(10)     0.92%
VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
Fidelity VIP III Growth Opportunities Portfolio -- Service Class2(9)         0.58%      0.12%        0.25%(10)     0.95%

----------------
 (1) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
 (2) Effective January 1, 1997, the Series Fund's Board authorized the Series Fund to charge each portfolio of the Series Fund an annual 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more detail.

 (3) Prior to May 1, 2001, this portfolio was known as WRL Goldman Sachs Small Cap and was sub-advised by Goldman Sachs Asset Management. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management.
 (4) Because this portfolio did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
 (5) The fee table reflects reduction in the expense limit for this portfolio to 1.20% effective May 1, 2000.
 (6) Because this portfolio did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
 (7) Because this portfolio did not commence operations until December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
 (8) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") (formerly, WRL Investment Management, Inc.), the Series Fund's investment adviser, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund to the extent normal operating expenses of a portfolio exceed a stated percentage of each portfolio's average daily net assets. The expense limit, the amount reimbursed by AEGON/Transamerica Advisers during 2000 and the expense ratio without the reimbursement are listed below for each portfolio:



                                                                           EXPENSE RATIO
                                            EXPENSE     REIMBURSEMENT         WITHOUT
   PORTFOLIO                                 LIMIT          AMOUNT         REIMBURSEMENT
   Munder Net50                               1.00%        $ N/A                N/A
   Van Kampen Emerging Growth                 1.00%          N/A                N/A
   T. Rowe Price Small Cap                    1.00%          30,189             1.14%
   Pilgrim Baxter Mid Cap Growth              1.00%          N/A                N/A
   Alger Aggressive Growth                    1.00%          N/A                N/A
   Third Avenue Value                         1.00%          N/A                N/A
   Value Line Aggressive Growth               1.00%          22,530             1.86%
   GE International Equity                    1.20%         125,321             1.66%
   Janus Global                               1.00%          N/A                N/A
   Gabelli Global Growth                      1.20%          14,606             1.99%
   Great Companies -- Global(2)               1.00%          20,105             3.93%
   Great Companies -- Technology(SM)          1.00%           5,276             1.05%
   Janus Growth                               1.00%          N/A                N/A
   LKCM Capital Growth                        1.00%          N/A                N/A
   Goldman Sachs Growth                       1.00%          51,711             1.37%
   GE U.S. Equity                             1.00%          N/A                N/A
   Great Companies -- America(SM)             1.00%          N/A                N/A
   Salomon All Cap                            1.00%          85,511             1.25%
   C.A.S.E. Growth                            1.00%          N/A                N/A
   Dreyfus Mid Cap                            1.00%          68,550             1.90%
   NWQ Value Equity                           1.00%          N/A                N/A
   T. Rowe Price Dividend Growth              1.00%          55,887             1.45%
   Dean Asset Allocation                      1.00%          N/A                N/A
   LKCM Strategic Total Return                1.00%          N/A                N/A
   J.P. Morgan Real Estate Securities         1.00%          58,192             1.71%
   Federated Growth & Income                  1.00%          N/A                N/A
   AEGON Balanced                             1.00%          N/A                N/A
   AEGON Bond                                 0.70%          N/A                N/A
   J.P. Morgan Money Market                   0.70%          N/A                N/A

 (9) Total Portfolio Annual Expenses for Service Class 2 shares were lower than as shown in the Fee Table because a portion of the brokerage commission that the Fidelity VIP Funds paid was used to reduce each Fund's expenses, and/or reduce a portion of each Fund's custodian expenses. See the Fidelity VIP Funds' prospectuses. Actual expenses were:
      Fidelity VIP Equity-Income Portfolio -- Service Class 2 -- 0.82%; Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 -- 0.90%; Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 -- 0.93%.
(10) The 12b-1 fee deducted for the Fidelity VIP Funds covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Polices will be remitted to AFSG, the principal underwriter for the Policies.

     The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 2000 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the charges described in this table, see the fund prospectuses, which accompany this Supplement.


THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGES 22-23 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":


     Beginning May 1, 2001, you may direct the money in your Policy into one new subaccount of the WRL Series Life Account. The subaccount invests exclusively in a new portfolio of the Series Fund. There is no assurance that the portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the fund prospectuses, which accompany this Supplement, and should be read carefully.


PORTFOLIO               SUB-ADVISER                INVESTMENT OBJECTIVE
---------------------   ------------------------   ----------------------------------
LKCM CAPITAL GROWTH     Luther King Capital        Seeks long-term growth of capital
                        Management Corporation     through a disciplined investment
                                                   approach focusing on companies
                                                   with superior growth prospects.

THE FOLLOWING IS ADDED AFTER THE SECTION ON PAGE 14 OF THE PROSPECTUS UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - ISSUANCE OF A POLICY."


TAX-FREE "SECTION 1035 EXCHANGES


     You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange the life insurance policy described in this prospectus with another life insurance policy, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for the new policy, and other charges may be higher (or lower) and the benefits may be different. If this exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange this Policy for another life insurance policy unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the policy (that person will generally earn a commission if you buy another policy through an exchange or otherwise).


THE FOLLOWING PARAGRAPHS ARE ADDED TO THE END OF THE SECTION ON PAGE 28 OF THE PROSPECTUS UNDER THE HEADING "ALLOCATION OF PREMIUMS AND CASH VALUE - TRANSFERS."


     This Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.


     We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise compete reliability under all circumstances.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "CHARGES AGAINST THE SERIES ACCOUNT - INVESTMENT ADVISORY FEE."


     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. You pay these fees and expenses indirectly. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table in this Supplement, and the fund prospectuses.


THE FOLLOWING SENTENCE IS ADED TO THE END OF THE SECOND PARAGRAPH ON PAGE 45 OF THE PROSPECTUS UNDER THE HEADING "TAX TREATMENT OF POLICY BENEFITS - 2. MODIFIED ENDOWMENT CONTRACTS":


     If you notify us that you do not want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that caused your Policy to become a MEC as of the date we receive the notice.


THE FOLLOWING ARE NEW SUB-SECTIONS TO BE ADDED TO PAGE 46 OF THE PROSPECTUS UNDER THE HEADING "FEDERAL TAX MATTERS":


     ALTERNATIVE MINIMUM TAX. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.


     OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


THE FOLLOWING REPLACES THE ENTIRE SECTION UNDER THE HEADING "EXPERTS" ON PAGE 51 OF THE PROSPECTUS:


     The financial statements and financial highlights of WRL Series Life Account as of December 31, 2000, and for the year then ended, appearing in this Supplement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.


     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, appearing in this Supplement have been audited by Ernst & Young LLP, independent auditors. Their report appears elsewhere herein. The statutory-basis balance sheet as December 31, 1999, is based in part on the report of PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules referred to above are included in reliance upon such reports, given on the authority of such firms, as experts in accounting and auditing.


     The statement of changes in net assets of the WRL Series Life Account for the year ended December 31, 1999, and related financial highlights for each of the periods presented through December 31, 1999, included in this Supplement have been included in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in auditing and accounting.


THE FIFTH PARAGRAPH ON PAGE 52 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A -- ILLUSTRATION OF BENEFITS" IS CHANGED AS FOLLOWS:


     The amounts we show for the death benefits, Cash Values and Net Surrender Values take into account: (1) the daily charge for assuming mortality and expense risks assessed against each subaccount, which is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.92% of the portfolios' average daily net assets; and (3) all applicable premium expense charges and Cash Value charges using the current monthly Policy charge. The 0.92% average portfolio expense level assumes an equal allocation of amounts among the 31 subaccounts. We used annual audited expenses incurred during 2000 as shown in the tables on pages 1 and 2 of this Supplement to calculate the average annual expense level.


     During 2000, AEGON/Transamerica Advisers undertook to pay normal operating expenses of certain portfolios that exceeded a certain stated percentage of those portfolios' average daily net assets. AEGON/Transamerica has undertaken until April 30, 2002 to pay expenses to the extent normal operating expenses of certain portfolios of the Series Fund exceed a stated percentage of the portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by AEGON/Transamerica during 2000, and the expense ratios without reimbursements, see the Portfolio Annual Expense Table at the beginning of this Supplement.


     Without these waivers and reimbursements, total annual expenses for the Portfolios would have been greater, and the illustrations would have assumed that the assets in the portfolios were subject to an average annual expense level of 1.22%. Taking into account the assumed charges of 1.82%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.82%, 4.18%, and 10.18%. For additional information, you may contact us at 1-800-851-9777, extension 6539 from 8:00a.m.
- 7:00p.m. Eastern Time or visit our website at: www.westernreserve.com. More information about AFSG, the principal underwriter for the Policies, is available at http:/www.nasdr.com or by calling 1-800-289-9999.


WRL00192-5/2001

                        REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio



  We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.


  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


  In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP



ERNST & YOUNG LLP

Des Moines, Iowa
January 31, 2001

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio



  In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP


PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                                                                                  WRL
                                                             WRL           WRL          WRL          WRL          LKCM
                                                         J.P. MORGAN      AEGON        JANUS        JANUS      STRATEGIC
                                                        MONEY MARKET      BOND        GROWTH       GLOBAL     TOTAL RETURN
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................      60,145         2,326       20,304       17,111         6,610
                                                          ========      ========    =========    =========      ========
  Cost ...............................................    $ 60,145      $ 26,612    $ 964,237    $ 416,105      $ 97,229
                                                          ========      ========    =========    =========      ========
 Investment, at net asset value ......................    $ 60,145      $ 25,908    $ 961,173    $ 410,156      $ 98,483
 Dividend receivable .................................         277             0            0            0             0
 Transfers receivable from depositor .................           0            27            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Total assets .......................................      60,422        25,935      961,173      410,156        98,483
                                                          --------      --------    ---------    ---------      --------
LIABILITIES:
 Accrued expenses ....................................           0             0            0            0             0
 Transfers payable to depositor ......................         143             0          158           47            17
                                                          --------      --------    ---------    ---------      --------
  Total liabilities ..................................         143             0          158           47            17
                                                          --------      --------    ---------    ---------      --------
  Net assets .........................................    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
                                                          ========      ========    =========    =========      ========
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
 Depositor's equity ..................................           0             0            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Net assets applicable to units outstanding .........    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
                                                          ========      ========    =========    =========      ========
 Policy owners' units ................................       3,278         1,072        9,366       12,899         4,523
 Depositor's units ...................................           0             0            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Units outstanding ..................................       3,278         1,072        9,366       12,899         4,523
                                                          ========      ========    =========    =========      ========
  Accumulation unit value ............................    $  18.39      $  24.19    $  102.61    $   31.79      $  21.77
                                                          ========      ========    =========    =========      ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                              WRL            WRL                           WRL           WRL
                                                             VKAM           ALGER           WRL         FEDERATED        DEAN
                                                           EMERGING      AGGRESSIVE        AEGON        GROWTH &        ASSET
                                                            GROWTH         GROWTH        BALANCED        INCOME       ALLOCATION
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................       19,559         14,318          1,593          2,001         2,601
                                                          =========      =========       ========       ========      ========
  Cost ...............................................    $ 873,187      $ 307,884       $ 19,689       $ 24,463      $ 35,227
                                                          =========      =========       ========       ========      ========
 Investment, at net asset value ......................    $ 580,110      $ 280,068       $ 20,950       $ 26,869      $ 34,303
 Dividend receivable .................................            0              0              0              0             0
 Transfers receivable from depositor .................           92            104              2             14             0
                                                          ---------      ---------       --------       --------      --------
  Total assets .......................................      580,202        280,172         20,952         26,883        34,303
                                                          ---------      ---------       --------       --------      --------
LIABILITIES:
 Accrued expenses ....................................            0              0              0              0             0
 Transfers payable to depositor ......................            0              0              0              0            90
                                                          ---------      ---------       --------       --------      --------
  Total liabilities ..................................            0              0              0              0            90
                                                          ---------      ---------       --------       --------      --------
  Net assets .........................................    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
                                                          =========      =========       ========       ========      ========
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
 Depositor's equity ..................................            0              0              0              0             0
                                                          ---------      ---------       --------       --------      --------
  Net assets applicable to units outstanding .........    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
                                                          =========      =========       ========       ========      ========
 Policy owners' units ................................       10,226          9,215          1,303          1,349         1,881
 Depositor's units ...................................            0              0              0              0             0
                                                          ---------      ---------       --------       --------      --------
  Units outstanding ..................................       10,226          9,215          1,303          1,349         1,881
                                                          =========      =========       ========       ========      ========
  Accumulation unit value ............................    $   56.74      $   30.40       $  16.08       $  19.93      $  18.19
                                                          =========      =========       ========       ========      ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         THIRD
                                                         C.A.S.E.         NWQ       INTERNATIONAL        GE         AVENUE
                                                          GROWTH     VALUE EQUITY       EQUITY      U.S. EQUITY     VALUE
                                                        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................      2,169         2,009            768           1,985       1,204
                                                          =======       =======        =======        ========    ========
  Cost ...............................................   $ 30,724      $ 27,288        $ 9,683        $ 29,863    $ 15,436
                                                         ========      ========        =======        ========    ========
 Investment, at net asset value ......................   $ 22,336      $ 28,863        $ 7,942        $ 29,734    $ 16,503
 Dividend receivable .................................          0             0              0               0           0
 Transfers receivable from depositor .................          8            25              2              37         232
                                                         --------      --------        -------        --------    --------
  Total assets .......................................     22,344        28,888          7,944          29,771      16,735
                                                         --------      --------        -------        --------    --------
LIABILITIES:
 Accrued expenses ....................................          0             0              0               0           0
 Transfers payable to depositor ......................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Total liabilities ..................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Net assets .........................................   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
                                                         ========      ========        =======        ========    ========
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
 Depositor's equity ..................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Net assets applicable to units outstanding .........   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
                                                         ========      ========        =======        ========    ========
 Policy owners' units ................................      1,713         1,797            639           1,683       1,177
 Depositor's units ...................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Units outstanding ..................................      1,713         1,797            639           1,683       1,177
                                                         ========      ========        =======        ========    ========
  Accumulation unit value ............................   $  13.04      $  16.07        $ 12.43        $  17.69    $  14.22
                                                         ========      ========        =======        ========    ========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                            WRL           WRL          WRL            WRL            WRL
                                                        J.P. MORGAN     GOLDMAN      GOLDMAN        T. ROWE        T. ROWE
                                                        REAL ESTATE      SACHS        SACHS          PRICE          PRICE
                                                         SECURITIES     GROWTH      SMALL CAP   DIVIDEND GROWTH   SMALL CAP
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................        239           150           76             97            209
                                                          =======       =======      =======         ======        =======
  Cost ...............................................    $ 2,364       $ 1,706      $   861         $  895        $ 2,897
                                                          =======       =======      =======         ======        =======
 Investment, at net asset value ......................    $ 2,464       $ 1,600      $   831         $  985        $ 2,541
 Dividend receivable .................................          0             0            0              0              0
 Transfers receivable from depositor .................         12            27           31              0             27
                                                          -------       -------      -------         ------        -------
  Total assets .......................................      2,476         1,627          862            985          2,568
                                                          -------       -------      -------         ------        -------
LIABILITIES:
 Accrued expenses ....................................          0             0            0              0              0
 Transfers payable to depositor ......................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Total liabilities ..................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Net assets .........................................    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
                                                          =======       =======      =======         ======        =======
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
 Depositor's equity ..................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Net assets applicable to units outstanding .........    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
                                                          =======       =======      =======         ======        =======
 Policy owners' units ................................        239           158           80             99            230
 Depositor's units ...................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Units outstanding ..................................        239           158           80             99            230
                                                          =======       =======      =======         ======        =======
  Accumulation unit value ............................    $ 10.36       $ 10.29      $ 10.80         $ 9.98        $ 11.17
                                                          =======       =======      =======         ======        =======




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             GREAT
                                                      SALOMON    PILGRIM BAXTER     DREYFUS        VALUE LINE      COMPANIES -
                                                      ALL CAP    MID CAP GROWTH     MID CAP    AGGRESSIVE GROWTH    AMERICA(SM)
                                                    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...............................        622          2,628            152             118              746
                                                      =======       ========        =======         =======          =======
  Cost ...........................................    $ 8,005       $ 56,653        $ 1,832         $ 1,250          $ 7,784
                                                      =======       ========        =======         =======          =======
 Investment, at net asset value ..................    $ 8,081       $ 39,577        $ 1,810         $ 1,067          $ 8,486
 Dividend receivable .............................          0              0              0               0                0
 Transfers receivable from depositor .............          0            125              1               0                5
                                                      -------       --------        -------         -------          -------
  Total assets ...................................      8,081         39,702          1,811           1,067            8,491
                                                      -------       --------        -------         -------          -------
LIABILITIES:
 Accrued expenses ................................          0              0              0               0                0
 Transfers payable to depositor ..................          9              0              0               0                0
                                                      -------       --------        -------         -------          -------
  Total liabilities ..............................          9              0              0               0                0
                                                      -------       --------        -------         -------          -------
  Net assets .....................................    $ 8,072       $ 39,702        $ 1,811         $ 1,067          $ 8,491
                                                      =======       ========        =======         =======          =======
NET ASSETS CONSISTS OF:
 Policy owners' equity ...........................    $ 8,072       $ 39,702        $ 1,811         $   887          $ 8,265
 Depositor's equity ..............................          0              0              0             180              226
                                                      -------       --------        -------         -------          -------
  Net assets applicable to units outstanding .....    $ 8,072       $ 39,702        $ 1,811         $ 1,067          $ 8,491
                                                      =======       ========        =======         =======          =======
 Policy owners' units ............................        643          2,929            159              99              731
 Depositor's units ...............................          0              0              0              20               20
                                                      -------       --------        -------         -------          -------
  Units outstanding ..............................        643          2,929            159             119              751
                                                      =======       ========        =======         =======          =======
  Accumulation unit value ........................    $ 12.55       $  13.56        $ 11.35         $  8.98          $ 11.31
                                                      =======       ========        =======         =======          =======




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                               WRL             WRL            WRL
                                                              GREAT           GREAT         GABELLI
                                                           COMPANIES -     COMPANIES -       GLOBAL
                                                          TECHNOLOGY(SM)     GLOBAL(2)       GROWTH
                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................           413              57            106
                                                             =======          ======         ======
  Cost ...............................................       $ 4,089          $  505         $  993
                                                             =======          ======         ======
 Investment, at net asset value ......................       $ 2,784          $  490         $  960
 Dividend receivable .................................             0               0              0
 Transfers receivable from depositor .................             4               4             11
                                                             -------          ------         ------
  Total assets .......................................         2,788             494            971
                                                             -------          ------         ------
LIABILITIES:
 Accrued expenses ....................................             0               0              0
 Transfers payable to depositor ......................             0               0              0
                                                             -------          ------         ------
  Total liabilities ..................................             0               0              0
                                                             -------          ------         ------
  Net assets .........................................       $ 2,788          $  494         $  971
                                                             =======          ======         ======
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................       $ 2,654          $  473         $  948
 Depositor's equity ..................................           134              21             23
                                                             -------          ------         ------
  Net assets applicable to units outstanding .........       $ 2,788          $  494         $  971
                                                             =======          ======         ======
 Policy owners' units ................................           396              55            104
 Depositor's units ...................................            20               3              3
                                                             -------          ------         ------
  Units outstanding ..................................           416              58            107
                                                             =======          ======         ======
  Accumulation unit value ............................       $  6.70          $ 8.52         $ 9.07
                                                             =======          ======         ======




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2000
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS






                                                          FIDELITY VIP III
                                                               GROWTH         FIDELITY VIP II     FIDELITY VIP
                                                           OPPORTUNITIES       CONTRAFUND(R)      EQUITY-INCOME
                                                             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
ASSETS:
 Investment in securities:
  Number of shares ...................................             32                  44                 12
                                                               ======             =======            =======
  Cost ...............................................         $  632             $ 1,077            $   294
                                                               ======             =======            =======
 Investment, at net asset value ......................         $  562             $ 1,030            $   307
 Dividend receivable .................................              0                   0                  0
 Transfers receivable from depositor .................              0                   0                  0
                                                               ------             -------            -------
  Total assets .......................................            562               1,030                307
                                                               ------             -------            -------
LIABILITIES:
 Accrued expenses ....................................              0                   0                  0
 Transfers payable to depositor ......................              0                   0                  0
                                                               ------             -------            -------
  Total liabilities ..................................              0                   0                  0
                                                               ------             -------            -------
  Net assets .........................................         $  562             $ 1,030            $   307
                                                               ======             =======            =======
NET ASSETS CONSISTS OF:
 Policy owners' equity ...............................         $  541             $ 1,006            $   280
 Depositor's equity ..................................             21                  24                 27
                                                               ------             -------            -------
  Net assets applicable to units outstanding .........         $  562             $ 1,030            $   307
                                                               ======             =======            =======
 Policy owners' units ................................             63                 107                 25
 Depositor's units ...................................              3                   3                  3
                                                               ------             -------            -------
  Units outstanding ..................................             66                 110                 28
                                                               ======             =======            =======
  Accumulation unit value ............................         $ 8.56             $  9.38            $ 10.99
                                                               ======             =======            =======



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
ALL AMOUNTS IN THOUSANDS




                                                                                                                     WRL
                                                           WRL           WRL           WRL             WRL           LKCM
                                                       J.P. MORGAN      AEGON         JANUS           JANUS       STRATEGIC
                                                      MONEY MARKET      BOND          GROWTH         GLOBAL      TOTAL RETURN
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ...................................    $   2,813    $   1,372     $     1,719     $   14,506     $   2,080
 Capital gain distributions ........................            0            0         162,879         88,526         6,230
                                                        ---------    ---------     -----------     ----------     ---------
  Total investment income ..........................        2,813        1,372         164,598        103,032         8,310
EXPENSES:
 Mortality and expense risk ........................          424          225          11,702          4,306           895
                                                        ---------    ---------     -----------     ----------     ---------
  Net investment income (loss) .....................        2,389        1,147         152,896         98,726         7,415
                                                        ---------    ---------     -----------     ----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .            0         (316)         57,356          8,214         3,008
 Change in unrealized appreciation (depreciation) ..            0        1,538        (612,499)      (199,548)      (15,305)
                                                        ---------    ---------     -----------     ----------     ---------
  Net gain (loss) on investment securities .........            0        1,222        (555,143)      (191,334)      (12,297)
                                                        ---------    ---------     -----------     ----------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...............................    $   2,389    $   2,369     $  (402,247)    $  (92,608)    $  (4,882)
                                                        =========    =========     ===========     ==========     =========




                                                               WRL            WRL                          WRL          WRL
                                                              VKAM           ALGER           WRL        FEDERATED       DEAN
                                                            EMERGING       AGGRESSIVE       AEGON       GROWTH &       ASSET
                                                             GROWTH          GROWTH       BALANCED       INCOME      ALLOCATION
                                                           SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................   $    5,938     $     5,025    $      388    $    1,171    $   1,367
 Capital gain distributions ............................      169,068          39,418             0             9        1,203
                                                           ----------     -----------    ----------    ----------    ---------
  Total investment income ..............................      175,006          44,443           388         1,180        2,570
EXPENSES:
 Mortality and expense risk ............................        6,396           3,175           173           179          280
                                                           ----------     -----------    ----------    ----------    ---------
  Net investment income (loss) .........................      168,610          41,268           215         1,001        2,290
                                                           ----------     -----------    ----------    ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....      295,543           6,194           285          (440)          28
 Change in unrealized appreciation (depreciation) ......     (557,231)       (174,941)          457         4,670        2,465
                                                           ----------     -----------    ----------    ----------    ---------
  Net gain (loss) on investment securities .............     (261,688)       (168,747)          742         4,230        2,493
                                                           ----------     -----------    ----------    ----------    ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (93,078)    $  (127,479)   $      957    $    5,231    $   4,783
                                                           ==========     ===========    ==========    ==========    =========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
ALL AMOUNTS IN THOUSANDS




                                                                                           WRL                         WRL
                                                              WRL           WRL             GE            WRL         THIRD
                                                           C.A.S.E.         NWQ       INTERNATIONAL        GE         AVENUE
                                                            GROWTH     VALUE EQUITY       EQUITY      U.S. EQUITY     VALUE
                                                          SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................  $   3,732      $   362        $     138      $    214     $     137
 Capital gain distributions ............................        826          283            1,055         1,108           372
                                                          ---------      -------        ---------      --------     ---------
  Total investment income ..............................      4,558          645            1,193         1,322           509
EXPENSES:
 Mortality and expense risk ............................        237          233               69           251            83
                                                          ---------      -------        ---------      --------     ---------
  Net investment income (loss) .........................      4,321          412            1,124         1,071           426
                                                          ---------      -------        ---------      --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....        (82)        (519)             263           520         1,022
 Change in unrealized appreciation (depreciation) ......    (10,339)       3,484           (2,668)       (2,166)          677
                                                          ---------      -------        ---------      --------     ---------
  Net gain (loss) on investment securities .............    (10,421)       2,965           (2,405)       (1,646)        1,699
                                                          ---------      -------        ---------      --------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $  (6,100)     $ 3,377        $  (1,281)     $   (575)    $   2,125
                                                          =========      =======        =========      ========     =========




                                                         WRL           WRL          WRL            WRL             WRL
                                                     J.P. MORGAN     GOLDMAN      GOLDMAN        T. ROWE         T. ROWE
                                                     REAL ESTATE      SACHS        SACHS          PRICE           PRICE
                                                      SECURITIES     GROWTH      SMALL CAP   DIVIDEND GROWTH    SMALL CAP
                                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ..................................    $     32     $     12     $     14       $       4       $      24
 Capital gain distributions .......................           0            8            3               0               0
                                                       --------     --------     --------       ---------       ---------
  Total investment income .........................          32           20           17               4              24
EXPENSES:
 Mortality and expense risk .......................          15           13            6               8              19
                                                       --------     --------     --------       ---------       ---------
  Net investment income (loss) ....................          17            7           11              (4)              5
                                                       --------     --------     --------       ----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities          203           64           24             (17)             84
 Change in unrealized appreciation (depreciation) .         142         (220)         (51)            104            (496)
                                                       --------     --------     --------       ---------       ---------
  Net gain (loss) on investment securities ........         345         (156)         (27)             87            (412)
                                                       --------     --------     --------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations ..............................    $    362     $   (149)    $    (16)      $      83       $    (407)
                                                       ========     ========     ========       =========       =========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
ALL AMOUNTS IN THOUSANDS




                                                              WRL            WRL
                                                            SALOMON    PILGRIM BAXTER
                                                            ALL CAP    MID CAP GROWTH
                                                          SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................   $     67      $      370
 Capital gain distributions ............................         17               0
                                                           --------      ----------
  Total investment income ..............................         84             370
EXPENSES:
 Mortality and expense risk ............................         27             289
                                                           --------      ----------
  Net investment income (loss) .........................         57              81
                                                           --------      ----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....        103           1,394
 Change in unrealized appreciation (depreciation) ......         58         (18,254)
                                                           --------      ----------
  Net gain (loss) on investment securities .............        161         (16,860)
                                                           --------      ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $    218      $  (16,779)
                                                           ========      ==========



                                                                                                WRL
                                                              WRL             WRL              GREAT
                                                            DREYFUS        VALUE LINE       COMPANIES -
                                                            MID CAP    AGGRESSIVE GROWTH     AMERICA(SM)
                                                          SUBACCOUNT     SUBACCOUNT(1)     SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................    $  28           $     0           $   0
 Capital gain distributions ............................        0                 0               0
                                                            -----           -------           -----
  Total investment income ..............................       28                 0               0
EXPENSES:
 Mortality and expense risk ............................        8                 4              28
                                                            -----           -------           -----
  Net investment income (loss) .........................       20                (4)            (28)
                                                            -----           --------          -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....       86                (2)             13
 Change in unrealized appreciation (depreciation) ......      (46)             (183)            702
                                                            -----           -------           -----
  Net gain (loss) on investment securities .............       40              (185)            715
                                                            -----           -------           -----
   Net increase (decrease) in net assets resulting
     from operations ...................................    $  60           $  (189)          $ 687
                                                            =====           =======           =====




                                                           WRL             WRL              WRL
                                                          GREAT           GREAT           GABELLI
                                                       COMPANIES -     COMPANIES -        GLOBAL
                                                     TECHNOLOGY(SM)    GLOBAL(2)          GROWTH
                                                      SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...................................   $        0       $       0         $    0
 Capital gain distributions ........................            0               0              0
                                                       ----------       ---------         ------
  Total investment income ..........................            0               0              0
EXPENSES:
 Mortality and expense risk ........................           13               1              1
                                                       ----------       ---------         ------
  Net investment income (loss) .....................          (13)             (1)            (1)
                                                       ----------       ----------        -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .         (132)             (1)            (1)
 Change in unrealized appreciation (depreciation) ..       (1,305)            (15)           (33)
                                                       ----------       ---------         ------
  Net gain (loss) on investment securities .........       (1,437)            (16)           (34)
                                                       ----------       ---------         ------
   Net increase (decrease) in net assets resulting
     from operations ...............................   $   (1,450)      $     (17)        $  (35)
                                                       ==========       =========         ======



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
ALL AMOUNTS IN THOUSANDS






                                                           FIDELITY VIP III
                                                                GROWTH       FIDELITY VIP II   FIDELITY VIP
                                                            OPPORTUNITIES     CONTRAFUND(R)    EQUITY-INCOME
                                                            SUBACCOUNT(1)     SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................       $    0            $    0            $  0
 Capital gain distributions ............................            0                 0               0
                                                               ------            ------            ----
  Total investment income ..............................            0                 0               0
EXPENSES:
 Mortality and expense risk ............................            2                 3               1
                                                               ------            ------            ----
  Net investment income (loss) .........................           (2)               (3)             (1)
                                                               -------           -------           -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....           (3)               (1)              4
 Change in unrealized appreciation (depreciation) ......          (70)              (47)             13
                                                               ------            ------            ----
  Net gain (loss) on investment securities .............          (73)              (48)             17
                                                               ------            ------            ----
   Net increase (decrease) in net assets resulting
     from operations ...................................       $  (75)           $  (51)           $ 16
                                                               ======            ======            ====



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                               WRL                       WRL
                                                           J.P. MORGAN                  AEGON
                                                          MONEY MARKET                  BOND
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------- -------------------------
                                                          DECEMBER 31,              DECEMBER 31,
                                                    ------------------------- -------------------------
                                                        2000         1999         2000         1999
                                                    ------------ ------------ ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $   2,389    $    1,474    $  1,147     $  1,329
 Net gain (loss) on investment securities .........          0             0       1,222       (2,327)
                                                     ---------    ----------    --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................      2,389         1,474       2,369         (998)
                                                     ---------    ----------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     12,540        38,977         897        7,560
                                                     ---------    ----------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,274         3,050       2,341        2,538
  Policy loans ....................................      1,672         1,775       1,361          954
  Surrender benefits ..............................      5,687         4,017         735          846
  Death benefits ..................................         87           115          23           29
                                                     ---------    ----------    --------     --------
                                                        10,720         8,957       4,460        4,367
                                                     ---------    ----------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      1,820        30,020      (3,563)       3,193
                                                     ---------    ----------    --------     --------
  Net increase (decrease) in net assets ...........      4,209        31,494      (1,194)       2,195
 Depositor's equity contribution
  (net redemption) ................................          0             0           0            0
NET ASSETS:
 Beginning of year ................................     56,070        24,576      27,129       24,934
                                                     ---------    ----------    --------     --------
 End of year ......................................  $  60,279    $   56,070    $ 25,935     $ 27,129
                                                     =========    ==========    ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............      3,206         1,460       1,232        1,090
 Units issued .....................................     50,376        18,474         427          883
 Units redeemed ...................................    (50,304)      (16,728)       (587)        (741)
                                                     ---------    ----------    --------     --------
 Units outstanding - end of year ..................      3,278         3,206       1,072        1,232
                                                     =========    ==========    ========     ========



                                                                WRL
                                                               JANUS
                                                               GROWTH
                                                             SUBACCOUNT
                                                    ----------------------------
                                                            DECEMBER 31,
                                                    ----------------------------
                                                         2000          1999
                                                    ------------- --------------
OPERATIONS:
 Net investment income (loss) .....................  $  152,896    $   226,095
 Net gain (loss) on investment securities .........    (555,143)       262,161
                                                     ----------    -----------
 Net increase (decrease) in net assets
  resulting from operations .......................    (402,247)       488,256
                                                     ----------    -----------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     168,047        192,993
                                                     ----------    -----------
 Less cost of units redeemed:
  Administrative charges ..........................      69,288         57,685
  Policy loans ....................................      44,968         33,172
  Surrender benefits ..............................      38,262         32,554
  Death benefits ..................................       6,224          1,908
                                                     ----------    -----------
                                                        158,742        125,319
                                                     ----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ......................       9,305         67,674
                                                     ----------    -----------
  Net increase (decrease) in net assets ...........    (392,942)       555,930
 Depositor's equity contribution
  (net redemption) ................................           0              0
NET ASSETS:
 Beginning of year ................................   1,353,957        798,027
                                                     ----------    -----------
 End of year ......................................  $  961,015    $ 1,353,957
                                                     ==========    ===========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............       9,293          8,668
 Units issued .....................................       2,459          2,854
 Units redeemed ...................................      (2,386)        (2,229)
                                                     ----------    -----------
 Units outstanding - end of year ..................       9,366          9,293
                                                     ==========    ===========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED



                            ALL AMOUNTS IN THOUSANDS
                                                                                      WRL                        WRL
                                                           WRL                        LKCM                       VKAM
                                                          JANUS                    STRATEGIC                   EMERGING
                                                          GLOBAL                  TOTAL RETURN                  GROWTH
                                                        SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                -------------------------- -------------------------- --------------------------
                                                       DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                                -------------------------- -------------------------- --------------------------
                                                     2000         1999         2000          1999          2000         1999
                                                ------------- ------------ ------------ ------------- ------------- ------------
OPERATIONS:
 Net investment income (loss) .................  $   98,726    $  26,538    $   7,415     $   8,072    $  168,610    $  81,707
 Net gain (loss) on investment securities .....    (191,334)     153,543      (12,297)        2,825      (261,688)     217,724
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Net increase (decrease) in net assets
  resulting from operations ...................     (92,608)     180,081       (4,882)       10,897       (93,078)     299,431
                                                 ----------    ---------    ---------     ---------    ----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) .......     112,253       81,308       10,776        11,792       145,357       94,168
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Less cost of units redeemed:
  Administrative charges ......................      31,746       25,132        7,939         8,436        35,247       25,202
  Policy loans ................................      15,396        9,284        2,710         3,000        22,735       11,395
  Surrender benefits ..........................      12,985        8,537        2,844         3,136        20,687       11,025
  Death benefits ..............................         907          194          600           378         1,538          512
                                                 ----------    ---------    ---------     ---------    ----------    ---------
                                                     61,034       43,147       14,093        14,950        80,207       48,134
                                                 ----------    ---------    ---------     ---------    ----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ..................      51,219       38,161       (3,317)       (3,158)       65,150       46,034
                                                 ----------    ---------    ---------     ---------    ----------    ---------
  Net increase (decrease) in net assets .......     (41,389)     218,242       (8,199)        7,739       (27,928)     345,465
 Depositor's equity contribution
  (net redemption) ............................           0            0            0             0             0            0
NET ASSETS:
 Beginning of year ............................     451,498      233,256      106,665        98,926       608,130      262,665
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 End of year ..................................  $  410,109    $ 451,498    $  98,466     $ 106,665    $  580,202    $ 608,130
                                                 ==========    =========    =========     =========    ==========    =========
UNIT ACTIVITY:
 Units outstanding - beginning of year ........      11,605       10,167        4,674         4,814         9,357        8,218
 Units issued .................................       4,570        4,823        1,327         1,538        11,606        4,977
 Units redeemed ...............................      (3,276)      (3,385)      (1,478)       (1,678)      (10,737)      (3,838)
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Units outstanding - end of year ..............      12,899       11,605        4,523         4,674        10,226        9,357
                                                 ==========    =========    =========     =========    ==========    =========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                                WRL                       WRL                     WRL
                                                               ALGER                     AEGON                 FEDERATED
                                                         AGGRESSIVE GROWTH             BALANCED             GROWTH & INCOME
                                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                    --------------------------- ----------------------- ------------------------
                                                           DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                                    --------------------------- ----------------------- ------------------------
                                                         2000          1999         2000        1999        2000        1999
                                                    ------------- ------------- ----------- ----------- ----------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $   41,268     $  35,966    $    215    $    213    $  1,001     $  1,091
 Net gain (loss) on investment securities .........    (168,747)      101,488         742         105       4,230       (2,078)
                                                     ----------     ---------    --------    --------    --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................    (127,479)      137,454         957         318       5,231         (987)
                                                     ----------     ---------    --------    --------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     103,588        74,699       4,955       5,997       7,863        5,627
                                                     ----------     ---------    --------    --------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      26,734        19,544       2,124       1,931       2,328        2,355
  Policy loans ....................................      12,341         8,193         442         429         628          346
  Surrender benefits ..............................      10,374         7,977         559         626         534          542
  Death benefits ..................................         666           118          18          10         110           55
                                                     ----------     ---------    --------    --------    --------     --------
                                                         50,115        35,832       3,143       2,996       3,600        3,298
                                                     ----------     ---------    --------    --------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      53,473        38,867       1,812       3,001       4,263        2,329
                                                     ----------     ---------    --------    --------    --------     --------
  Net increase (decrease) in net assets ...........     (74,006)      176,321       2,769       3,319       9,494        1,342
 Depositor's equity contribution
  (net redemption) ................................           0             0           0           0           0            0
NET ASSETS:
 Beginning of year ................................     354,178       177,857      18,183      14,864      17,389       16,047
                                                     ----------     ---------    --------    --------    --------     --------
 End of year ......................................  $  280,172     $ 354,178    $ 20,952    $ 18,183    $ 26,883     $ 17,389
                                                     ==========     =========    ========    ========    ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............       7,928         6,669       1,186         990       1,117          976
 Units issued .....................................       3,925         3,640         569         637         996          714
 Units redeemed ...................................      (2,638)       (2,381)       (452)       (441)       (764)        (573)
                                                     ----------     ---------    --------    --------    --------     --------
 Units outstanding - end of year ..................       9,215         7,928       1,303       1,186       1,349        1,117
                                                     ==========     =========    ========    ========    ========     ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED

ALL AMOUNTS IN THOUSANDS


                                                               WRL                      WRL                       WRL
                                                              DEAN                    C.A.S.E.                    NWQ
                                                        ASSET ALLOCATION               GROWTH                VALUE EQUITY
                                                           SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                    ------------------------- ------------------------ -------------------------
                                                          DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                                    ------------------------- ------------------------ -------------------------
                                                        2000         1999         2000         1999        2000         1999
                                                    ------------ ------------ ------------ ----------- ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................   $  2,290     $    954    $   4,321    $  2,402     $    412     $    379
 Net gain (loss) on investment securities .........      2,493       (3,414)     (10,421)      3,900        2,965        1,157
                                                      --------     --------    ---------    --------     --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................      4,783       (2,460)      (6,100)      6,302        3,377        1,536
                                                      --------     --------    ---------    --------     --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      1,235        1,729        5,488       7,781        2,652        3,283
                                                      --------     --------    ---------    --------     --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,204        3,875        2,868       2,946        2,467        2,874
  Policy loans ....................................        785          991          767         668          596          713
  Surrender benefits ..............................      1,058          901          885         678          660          605
  Death benefits ..................................         75           89           33          12           96           32
                                                      --------     --------    ---------    --------     --------     --------
                                                         5,122        5,856        4,553       4,304        3,819        4,224
                                                      --------     --------    ---------    --------     --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (3,887)      (4,127)         935       3,477       (1,167)        (941)
                                                      --------     --------    ---------    --------     --------     --------
  Net increase (decrease) in net assets ...........        896       (6,587)      (5,165)      9,779        2,210          595
 Depositor's equity contribution
  (net redemption) ................................          0            0            0           0            0            0
NET ASSETS:
 Beginning of year ................................     33,317       39,904       27,509      17,730       26,678       26,083
                                                      --------     --------    ---------    --------     --------     --------
 End of year ......................................   $ 34,213     $ 33,317    $  22,344    $ 27,509     $ 28,888     $ 26,678
                                                      ========     ========    =========    ========     ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............      2,128        2,383        1,657       1,417        1,895        1,982
 Units issued .....................................        729          937        1,014       1,347          907        1,296
 Units redeemed ...................................       (976)      (1,192)        (958)     (1,107)      (1,005)      (1,383)
                                                      --------     --------    ---------    --------     --------     --------
 Units outstanding - end of year ..................      1,881        2,128        1,713       1,657        1,797        1,895
                                                      ========     ========    =========    ========     ========     ========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                              WRL                      WRL                      WRL
                                                              GE                       GE                  THIRD AVENUE
                                                     INTERNATIONAL EQUITY          U.S. EQUITY                 VALUE
                                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                    ----------------------- ------------------------- -----------------------
                                                         DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                                                    ----------------------- ------------------------- -----------------------
                                                        2000        1999        2000         1999         2000        1999
                                                    ----------- ----------- ------------ ------------ ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  1,124     $   325     $  1,071     $  1,730    $    426     $    61
 Net gain (loss) on investment securities .........    (2,405)      1,104       (1,646)       1,544       1,699         365
                                                     --------     -------     --------     --------    --------     -------
 Net increase (decrease) in net assets
  resulting from operations .......................    (1,281)      1,429         (575)       3,274       2,125         426
                                                     --------     -------     --------     --------    --------     -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     3,155         761        7,853       12,169      12,970         730
                                                     --------     -------     --------     --------    --------     -------
 Less cost of units redeemed:
  Administrative charges ..........................       663         644        2,712        2,237         560         218
  Policy loans ....................................       150         101          440          422         894          52
  Surrender benefits ..............................       125         258          744          444         306          80
  Death benefits ..................................         5           1           27            8          11           3
                                                     --------     -------     --------     --------    --------     -------
                                                          943       1,004        3,923        3,111       1,771         353
                                                     --------     -------     --------     --------    --------     -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     2,212        (243)       3,930        9,058      11,199         377
                                                     --------     -------     --------     --------    --------     -------
  Net increase (decrease) in net assets ...........       931       1,186        3,355       12,332      13,324         803
 Depositor's equity contribution
  (net redemption) ................................         0           0            0            0           0        (199)
NET ASSETS:
 Beginning of year ................................     7,013       5,827       26,416       14,084       3,411       2,807
                                                     --------     -------     --------     --------    --------     -------
 End of year ......................................  $  7,944     $ 7,013     $ 29,771     $ 26,416    $ 16,735     $ 3,411
                                                     ========     =======     ========     ========    ========     =======
UNIT ACTIVITY:
 Units outstanding - beginning of year ............       475         489        1,468          919         322         304
 Units issued .....................................       474         672        1,064        1,292       1,432         258
 Units redeemed ...................................      (310)       (686)        (849)        (743)       (577)       (240)
                                                     --------     -------     --------     --------    --------     -------
 Units outstanding - end of year ..................       639         475        1,683        1,468       1,177         322
                                                     ========     =======     ========     ========    ========     =======



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                                WRL                        WRL                      WRL
                                                            J.P. MORGAN               GOLDMAN SACHS            GOLDMAN SACHS
                                                      REAL ESTATE SECURITIES             GROWTH                  SMALL CAP
                                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                      -----------------------   -------------------------   --------------------
                                                           DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                                      -----------------------   -------------------------   --------------------
                                                          2000         1999         2000        1999(1)        2000      1999(1)
                                                      -----------   ---------   -----------   -----------   ---------   --------
OPERATIONS:
 Net investment income (loss) .....................     $    17       $   6       $     7       $    (2)     $   11      $  14
 Net gain (loss) on investment securities .........         345         (41)         (156)          110         (27)        20
                                                        -------       -----       -------       -------      ------      -----
 Net increase (decrease) in net assets
  resulting from operations .......................         362         (35)         (149)          108         (16)        34
                                                        -------       -----       -------       -------      ------      -----
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       2,080         (26)        1,002           871         622        295
                                                        -------       -----       -------       -------      ------      -----
 Less cost of units redeemed:
  Administrative charges ..........................          86          19           123            18          52          5
  Policy loans ....................................          60           0            44             2           7          5
  Surrender benefits ..............................          36           1             8             7           2          0
  Death benefits ..................................           0           1             0             0           0          0
                                                        -------       -----       -------       -------      ------      -----
                                                            182          21           175            27          61         10
                                                        -------       -----       -------       -------      ------      -----
  Increase (decrease) in net assets from
   capital unit transactions ......................       1,898         (47)          827           844         561        285
                                                        -------       -----       -------       -------      ------      -----
  Net increase (decrease) in net assets ...........       2,260         (82)          678           952         545        319
 Depositor's equity contribution
  (net redemption) ................................        (411)          0           (28)           25         (27)        25
NET ASSETS:
 Beginning of year ................................         627         709           977             0         344          0
                                                        -------       -----       -------       -------      ------      -----
 End of year ......................................     $ 2,476       $ 627       $ 1,627       $   977      $  862      $ 344
                                                        =======       =====       =======       =======      ======      =====
UNIT ACTIVITY:
 Units outstanding - beginning of year ............          78          84            87             0          31          0
 Units issued .....................................         816          67           161           106          80         41
 Units redeemed ...................................        (655)        (73)          (90)          (19)        (31)       (10)
                                                        -------       -----       -------       -------      ------      -----
 Units outstanding - end of year ..................         239          78           158            87          80         31
                                                        =======       =====       =======       =======      ======      =====




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED

ALL AMOUNTS IN THOUSANDS


                                                              WRL                    WRL                   WRL
                                                         T. ROWE PRICE          T. ROWE PRICE            SALOMON
                                                        DIVIDEND GROWTH           SMALL CAP              ALL CAP
                                                          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                    ----------------------- --------------------- ----------------------
                                                         DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                    ----------------------- --------------------- ----------------------
                                                        2000      1999(1)       2000     1999(1)      2000      1999(1)
                                                    ----------- ----------- ----------- --------- ----------- ----------
OPERATIONS:
 Net investment income (loss) .....................   $    (4)    $    (1)    $     5    $   26     $    57     $   11
 Net gain (loss) on investment securities .........        87         (17)       (412)      162         161         15
                                                      -------     -------     -------    ------     -------     ------
 Net increase (decrease) in net assets
  resulting from operations .......................        83         (18)       (407)      188         218         26
                                                      -------     -------     -------    ------     -------     ------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       516         499       2,291       727       7,892        344
                                                      -------     -------     -------    ------     -------     ------
 Less cost of units redeemed:
  Administrative charges ..........................        83           2         167        15         257          9
  Policy loans ....................................         7           0          27         0          76          3
  Surrender benefits ..............................         2           3          15         0          58          0
  Death benefits ..................................         0           0           0         0           0          0
                                                      -------     -------     -------    ------     -------     ------
                                                           92           5         209        15         391         12
                                                      -------     -------     -------    ------     -------     ------
  Increase (decrease) in net assets from
   capital unit transactions ......................       424         494       2,082       712       7,501        332
                                                      -------     -------     -------    ------     -------     ------
  Net increase (decrease) in net assets ...........       507         476       1,675       900       7,719        358
 Depositor's equity contribution
  (net redemption) ................................       (23)         25         (32)       25         (30)        25
NET ASSETS:
 Beginning of year ................................       501           0         925         0         383          0
                                                      -------     -------     -------    ------     -------     ------
 End of year ......................................   $   985     $   501     $ 2,568    $  925     $ 8,072     $  383
                                                      =======     =======     =======    ======     =======     ======
UNIT ACTIVITY:
 Units outstanding - beginning of year ............        55           0          75         0          36          0
 Units issued .....................................       132          65         301       161         836         58
 Units redeemed ...................................       (88)        (10)       (146)      (86)       (229)       (22)
                                                      -------     -------     -------    ------     -------     ------
 Units outstanding - end of year ..................        99          55         230        75         643         36
                                                      =======     =======     =======    ======     =======     ======



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                                 WRL                          WRL
                                                            PILGRIM BAXTER                  DREYFUS
                                                            MID CAP GROWTH                  MID CAP
                                                              SUBACCOUNT                  SUBACCOUNT
                                                      --------------------------   -------------------------
                                                             DECEMBER 31,                DECEMBER 31,
                                                      --------------------------   -------------------------
                                                          2000         1999(1)         2000        1999(1)
                                                      ------------   -----------   -----------   -----------
OPERATIONS:
 Net investment income (loss) .....................    $      81       $     5       $    20       $    (1)
 Net gain (loss) on investment securities .........      (16,860)        1,268            40            16
                                                       ---------       -------       -------       -------
 Net increase (decrease) in net assets
  resulting from operations .......................      (16,779)        1,273            60            15
                                                       ---------       -------       -------       -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       55,513         3,885         1,562           297
                                                       ---------       -------       -------       -------
 Less cost of units redeemed:
  Administrative charges ..........................        2,546            37            96             0
  Policy loans ....................................        1,156            18            21             0
  Surrender benefits ..............................          323            30             4             0
  Death benefits ..................................           72             0             0             0
                                                       ---------       -------       -------       -------
                                                           4,097            85           121             0
                                                       ---------       -------       -------       -------
  Increase (decrease) in net assets from
   capital unit transactions ......................       51,416         3,800         1,441           297
                                                       ---------       -------       -------       -------
  Net increase (decrease) in net assets ...........       34,637         5,073         1,501           312
 Depositor's equity contribution
  (net redemption) ................................            0            (8)          (27)           25
NET ASSETS:
 Beginning of year ................................        5,065             0           337             0
                                                       ---------       -------       -------       -------
 End of year ......................................    $  39,702       $ 5,065       $ 1,811       $   337
                                                       =========       =======       =======       =======
UNIT ACTIVITY:
 Units outstanding - beginning of year ............          317             0            33             0
 Units issued .....................................        4,015           412           311            52
 Units redeemed ...................................       (1,403)          (95)         (185)          (19)
                                                       ---------       -------       -------       -------
 Units outstanding - end of year ..................        2,929           317           159            33
                                                       =========       =======       =======       =======



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED



                            ALL AMOUNTS IN THOUSANDS
                                                                                  WRL              WRL             WRL
                                                              WRL                GREAT            GREAT           GREAT
                                                           VALUE LINE         COMPANIES -      COMPANIES -     COMPANIES -
                                                       AGGRESSIVE GROWTH      AMERICA(SM)    TECHNOLOGY(SM)     GLOBAL(2)
                                                           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                      -------------------   --------------   --------------   -------------
                                                          DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                      -------------------   --------------   --------------   -------------
                                                            2000(1)             2000(1)          2000(1)         2000(1)
                                                      -------------------   --------------   --------------   -------------
OPERATIONS:
 Net investment income (loss) .....................        $     (4)           $    (28)        $    (13)       $     (1)
 Net gain (loss) on investment securities .........            (185)                715           (1,437)            (16)
                                                           --------            --------         --------        --------
 Net increase (decrease) in net assets
  resulting from operations .......................            (189)                687           (1,450)            (17)
                                                           --------            --------         --------        --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........           1,091               8,008            4,240             494
                                                           --------            --------         --------        --------
 Less cost of units redeemed:
  Administrative charges ..........................              19                 177               80               7
  Policy loans ....................................              16                 110               53               1
  Surrender benefits ..............................               0                 117               69               0
  Death benefits ..................................               0                   0                0               0
                                                           --------            --------         --------        --------
                                                                 35                 404              202               8
                                                           --------            --------         --------        --------
  Increase (decrease) in net assets from
   capital unit transactions ......................           1,056               7,604            4,038             486
                                                           --------            --------         --------        --------
  Net increase (decrease) in net assets ...........             867               8,291            2,588             469
 Depositor's equity contribution
  (net redemption) ................................             200                 200              200              25
NET ASSETS:
 Beginning of year ................................               0                   0                0               0
                                                           --------            --------         --------        --------
 End of year ......................................        $  1,067            $  8,491         $  2,788        $    494
                                                           ========            ========         ========        ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............               0                   0                0               0
 Units issued .....................................             132                 878              557              63
 Units redeemed ...................................             (13)               (127)            (141)             (5)
                                                           --------            --------         --------        ---------
 Units outstanding - end of year ..................             119                 751              416              58
                                                           ========            ========         ========        ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED



                            ALL AMOUNTS IN THOUSANDS
                                                          WRL
                                                        GABELLI
                                                        GLOBAL        FIDELITY VIP III     FIDELITY VIP II   FIDELITY VIP
                                                        GROWTH      GROWTH OPPORTUNITIES    CONTRAFUND(R)    EQUITY-INCOME
                                                      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
                                                    -------------- ---------------------- ----------------- --------------
                                                     DECEMBER 31,       DECEMBER 31,         DECEMBER 31,    DECEMBER 31,
                                                    -------------- ---------------------- ----------------- --------------
                                                        2000(1)            2000(1)             2000(1)          2000(1)
                                                    -------------- ---------------------- ----------------- --------------
OPERATIONS:
 Net investment income (loss) .....................    $     (1)          $    (2)             $    (3)        $     (1)
 Net gain (loss) on investment securities .........         (34)              (73)                 (48)              17
                                                       --------           -------              -------         --------
 Net increase (decrease) in net assets
  resulting from operations .......................         (35)              (75)                 (51)              16
                                                       --------           -------              -------         --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       1,014               633                1,085              276
                                                       --------           -------              -------         --------
 Less cost of units redeemed:
  Administrative charges ..........................          33                14                   23                8
  Policy loans ....................................           0                 5                    5                2
  Surrender benefits ..............................           0                 2                    1                0
  Death benefits ..................................           0                 0                    0                0
                                                       --------           -------              -------         --------
                                                             33                21                   29               10
                                                       --------           -------              -------         --------
  Increase (decrease) in net assets from
   capital unit transactions ......................         981               612                1,056              266
                                                       --------           -------              -------         --------
  Net increase (decrease) in net assets ...........         946               537                1,005              282
 Depositor's equity contribution
  (net redemption) ................................          25                25                   25               25
NET ASSETS:
 Beginning of year ................................           0                 0                    0                0
                                                       --------           -------              -------         --------
 End of year ......................................    $    971           $   562              $ 1,030         $    307
                                                       ========           =======              =======         ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............           0                 0                    0                0
 Units issued .....................................         123                76                  124               39
 Units redeemed ...................................         (16)              (10)                 (14)             (11)
                                                       --------           -------              -------         --------
 Units outstanding - end of year ..................         107                66                  110               28
                                                       ========           =======              =======         ========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                      WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                     -------------- -------------- -------------- -------------- --------------
Accumulation unit value, beginning of year .........   $   17.49      $   16.83      $   16.13      $   15.45      $   14.83
                                                       ---------      ---------      ---------      ---------      ---------
 Income from operations:
  Net investment income (loss) .....................        0.90           0.66           0.70           0.68           0.62
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00           0.00           0.00           0.00           0.00
                                                       ---------      ---------      ---------      ---------      ---------
   Net income (loss) from operations ...............        0.90           0.66           0.70           0.68           0.62
                                                       ---------      ---------      ---------      ---------      ---------
Accumulation unit value, end of year ...............   $   18.39      $   17.49      $   16.83      $   16.13      $   15.45
                                                       =========      =========      =========      =========      =========
Total return .......................................        5.17 %         3.92 %         4.36 %         4.37 %         4.17 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $  60,279      $  56,070      $  24,576      $  16,440      $  12,740
 Ratio of net investment income (loss) to average
  net assets .......................................        5.05 %         3.87 %         4.24 %         4.28 %         4.07 %




                                                                             WRL AEGON BOND SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                          2000           1999          1998          1997            1996
                                                     -------------- ------------- ------------- -------------- ---------------
Accumulation unit value, beginning of year .........    $  22.01       $ 22.89       $ 21.12      $   19.53       $   19.67
                                                        --------       -------       -------      ---------       ---------
 Income from operations:
  Net investment income (loss) .....................        1.04          1.13          1.01           1.01            0.99
  Net realized and unrealized gain (loss) on
   investment ......................................        1.14         (2.01)         0.76           0.58           (1.13)
                                                        --------       -------       -------      ---------       ---------
   Net income (loss) from operations ...............        2.18         (0.88)         1.77           1.59           (0.14)
                                                        --------       -------       -------      ---------       ---------
Accumulation unit value, end of year ...............    $  24.19       $ 22.01       $ 22.89      $   21.12       $   19.53
                                                        ========       =======       =======      =========       =========
Total return .......................................        9.90 %       (3.81)%        8.34 %         8.18 %         (0.75)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 25,935       $27,129      $ 24,934     $  17,657       $   11,585
 Ratio of net investment income (loss) to average
  net assets .......................................        4.58 %        5.10 %        4.58 %         5.06 %          5.34 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ---------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                          2000            1999            1998           1997           1996
                                                     -------------- ---------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $ 145.70       $    92.07       $  56.48       $  48.48      $  41.47
                                                        --------       ----------       --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................       16.41            25.03           0.13           5.83          2.88
  Net realized and unrealized gain (loss) on
   investment ......................................      (59.50)           28.60          35.46           2.17          4.13
                                                        --------       ----------       --------       --------      --------
   Net income (loss) from operations ...............      (43.09)           53.63          35.59           8.00          7.01
                                                        --------       ----------       --------       --------      --------
Accumulation unit value, end of year ...............    $ 102.61       $   145.70       $  92.07       $  56.48      $  48.48
                                                        ========       ==========       ========       ========      ========
Total return .......................................      (29.58)%          58.25 %        63.01 %        16.50 %       16.91 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $961,015       $1,353,957      $ 798,027      $ 450,271     $ 349,491
 Ratio of net investment income (loss) to average
  net assets .......................................       11.75 %          22.67 %         0.19 %        10.84 %        6.41 %




                                                                             WRL JANUS GLOBAL SUBACCOUNT
                                                     ---------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                          2000            1999            1998           1997           1996
                                                     -------------- ---------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  38.91       $    22.94       $  17.80       $  15.13       $ 11.95
                                                        --------       ----------       --------       --------       -------
 Income from operations:
  Net investment income (loss) .....................        7.93             2.44           0.82           2.30          1.50
  Net realized and unrealized gain (loss) on
   investment ......................................      (15.05)           13.53           4.32           0.37          1.68
                                                        --------       ----------       --------       --------       -------
   Net income (loss) from operations ...............       (7.12)           15.97           5.14           2.67          3.18
                                                        --------       ----------       --------       --------       -------
Accumulation unit value, end of year ...............    $  31.79       $    38.91       $  22.94       $  17.80       $ 15.13
                                                        ========       ==========       ========       ========       =======
Total return .......................................      (18.28)%          69.58 %        28.86 %        17.69 %       26.60 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $410,109       $  451,498      $ 233,256      $ 145,017      $ 83,159
 Ratio of net investment income (loss) to average
  net assets .......................................       20.55 %           9.07 %         3.92 %        13.39 %       11.09 %



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                      WRL LKCM STRATEGIC TOTAL RETURN
                                                                SUBACCOUNT
                                                     ---------------------------------
                                                               DECEMBER 31,
                                                     ---------------------------------
                                                           2000             1999
                                                     ---------------- ----------------
Accumulation unit value, beginning of year .........    $    22.82       $    20.55
                                                        ----------       ----------
 Income from operations:
  Net investment income (loss) .....................          1.63             1.68
  Net realized and unrealized gain (loss) on
    investment .....................................         (2.68)            0.59
                                                        ----------       ----------
    Net income (loss) from operations ..............         (1.05)            2.27
                                                        ----------       ----------
Accumulation unit value, end of year ...............    $    21.77       $    22.82
                                                        ==========       ==========
Total return .......................................         (4.62)%          11.07 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   98,466       $  106,665
 Ratio of net investment income (loss) to average
  net assets .......................................          7.43 %           7.93 %



                                                     WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     -------------------------------------------
                                                                    DECEMBER 31,
                                                     -------------------------------------------
                                                          1998           1997           1996
                                                     -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  18.91       $  15.66      $  13.74
                                                        --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................        0.71           1.56          0.82
  Net realized and unrealized gain (loss) on
    investment .....................................        0.93           1.69          1.10
                                                        --------       --------      --------
    Net income (loss) from operations ..............        1.64           3.25          1.92
                                                        --------       --------      --------
Accumulation unit value, end of year ...............    $  20.55       $  18.91      $  15.66
                                                        ========       ========      ========
Total return .......................................        8.66 %        20.77 %       13.97 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 98,926       $ 80,753     $  55,900
 Ratio of net investment income (loss) to average
  net assets .......................................        3.67 %         8.89 %        5.76 %




                                                                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          2000            1999           1998           1997           1996
                                                     -------------- --------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  64.99      $    31.96       $  23.48       $  19.51      $  16.56
                                                        --------      ----------       --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................       16.83            9.32           0.91           2.20          0.82
  Net realized and unrealized gain (loss) on
   investment ......................................      (25.08)          23.71           7.57           1.77          2.13
                                                        --------      ----------       --------       --------      --------
   Net income (loss) from operations ...............       (8.25)          33.03           8.48           3.97          2.95
                                                        --------      ----------       --------       --------      --------
Accumulation unit value, end of year ...............    $  56.74      $    64.99       $  31.96       $  23.48      $  19.51
                                                        ========      ==========       ========       ========      ========
Total return .......................................      (12.70)%        103.33 %        36.11 %        20.37 %       17.82 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $580,202      $ 608,130        $262,665       $164,702     $ 107,925
 Ratio of net investment income (loss) to average
  net assets .......................................       23.62 %         23.19 %         3.44 %        10.18 %        4.51 %



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                      WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     ------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          2000           1999           1998           1997          1996
                                                     -------------- -------------- -------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  44.67       $  26.67       $  18.10       $ 14.70       $ 13.43
                                                        --------       --------       --------       -------       -------
 Income from operations:
  Net investment income (loss) .....................        4.76           4.90           1.33          1.75          0.36
  Net realized and unrealized gain (loss) on
   investment ......................................      (19.03)         13.10           7.24          1.65          0.91
                                                        --------       --------       --------       -------       -------
   Net income (loss) from operations ...............      (14.27)         18.00           8.57          3.40          1.27
                                                        --------       --------       --------       -------       -------
Accumulation unit value, end of year ...............    $  30.40       $  44.67       $  26.67       $ 18.10       $ 14.70
                                                        ========       ========       ========       =======       =======
Total return .......................................      (31.94)%        67.52 %        47.36 %       23.14 %        9.46 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $280,172       $354,178       $177,857       $94,652      $ 54,408
 Ratio of net investment income (loss) to average
  net assets .......................................       11.65 %        15.54 %         6.20 %       10.26 %        2.65 %




                                                                           WRL AEGON BALANCED SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                           2000           1999           1998           1997          1996
                                                     --------------- -------------- -------------- ------------- -------------
Accumulation unit value, beginning of year .........    $   15.33       $  15.02       $  14.17       $ 12.21       $ 11.13
                                                        ---------       --------       --------       -------       -------
 Income from operations:
  Net investment income (loss) .....................         0.17           0.19           0.25          1.55          0.36
  Net realized and unrealized gain (loss) on
   investment ......................................         0.58           0.12           0.60          0.41          0.72
                                                        ---------       --------       --------       -------       -------
   Net income (loss) from operations ...............         0.75           0.31           0.85          1.96          1.08
                                                        ---------       --------       --------       -------       -------
Accumulation unit value, end of year ...............    $   16.08       $  15.33       $  15.02       $ 14.17       $ 12.21
                                                        =========       ========       ========       =======       =======
Total return .......................................         4.88 %         2.11 %         5.98 %       16.06 %        9.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  20,952       $ 18,183       $ 14,864       $10,716      $  6,418
 Ratio of net investment income (loss) to average
  net assets .......................................         1.10 %         1.26 %         1.76 %       11.62 %        3.18 %




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                   WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                     ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $ 15.57       $ 16.44       $ 16.09       $ 13.03       $ 11.77
                                                        -------       -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .....................       0.85          1.05          0.77          2.61          0.76
  Net realized and unrealized gain (loss) on
   investment ......................................       3.51         (1.92)        (0.42)         0.45          0.50
                                                        -------       -------       -------       -------       -------
   Net income (loss) from operations ...............       4.36         (0.87)         0.35          3.06          1.26
                                                        -------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $ 19.93       $ 15.57       $ 16.44       $ 16.09       $ 13.03
                                                        =======       =======       =======       =======       =======
Total return .......................................      28.01 %       (5.31)%        2.13 %       23.54 %       10.64 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $26,883       $17,389       $16,047       $ 9,063      $  5,501
 Ratio of net investment income (loss) to average
  net assets .......................................       5.00 %        6.51 %        4.83 %       18.50 %        6.38 %




                                                                     WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                     ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $ 15.66       $ 16.74       $ 15.60       $ 13.50       $ 11.90
                                                        -------       -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .....................       1.20          0.41          1.58          1.20          0.53
  Net realized and unrealized gain (loss) on
   investment ......................................       1.33         (1.49)        (0.44)         0.90          1.07
                                                        -------       -------       -------       -------       -------
   Net income (loss) from operations ...............       2.53         (1.08)         1.14          2.10          1.60
                                                        -------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $ 18.19       $ 15.66       $ 16.74       $ 15.60       $ 13.50
                                                        =======       =======       =======       =======       =======
Total return .......................................      16.16 %       (6.48)%        7.36 %       15.55 %       13.40 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 4,213       $33,317      $ 39,904      $ 29,123      $ 17,946
 Ratio of net investment income (loss) to average
  net assets .......................................       7.33 %        2.50 %        9.69 %        8.14 %        4.35 %



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                       WRL C.A.S.E. GROWTH SUBACCOUNT
                                                     -------------------------------------------------------------------
                                                                                DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                         2000         1999          1998          1997        1996(1)
                                                     ----------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year ......... $  16.60       $ 12.51       $ 12.32       $ 10.81      $  10.00
                                                     --------       -------       -------       -------      --------
 Income from operations:
  Net investment income (loss) .....................     2.56          1.52          1.24          1.51          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................    (6.12)         2.57         (1.05)         0.00          0.44
                                                     --------       -------       -------       -------      --------
   Net income (loss) from operations ...............    (3.56)         4.09          0.19          1.51          0.81
                                                     --------       -------       -------       -------      --------
Accumulation unit value, end of year ............... $  13.04       $ 16.60       $ 12.51       $ 12.32      $  10.81
                                                     ========       =======       =======       =======      ========
Total return .......................................  (21.42)%        32.65 %        1.56 %       14.00 %        8.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......... $22,344       $ 27,509      $ 17,730      $ 11,946     $  4,466
 Ratio of net investment income (loss) to average
  net assets .......................................   16.28 %        10.16 %       10.21 %       12.65 %        6.11 %




                                                                       WRL NWQ VALUE EQUITY SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          2000          1999         1998          1997        1996(1)
                                                     ------------- ------------- ------------ ------------- -------------
Accumulation unit value, beginning of year .........   $  14.08       $ 13.16      $ 13.94       $ 11.25      $  10.00
                                                       --------       -------      -------       -------      --------
 Income from operations:
  Net investment income (loss) .....................      0.23           0.20         0.95          0.14          0.05
  Net realized and unrealized gain (loss) on
   investment ......................................      1.76           0.72        (1.73)         2.55          1.20
                                                       --------       -------      -------       -------      --------
   Net income (loss) from operations ...............      1.99           0.92        (0.78)         2.69          1.25
                                                       --------       -------      -------       -------      --------
Accumulation unit value, end of year ...............   $  16.07       $ 14.08      $ 13.16       $ 13.94      $  11.25
                                                       ========       =======      =======       =======      ========
Total return .......................................     14.17 %         6.98     %  (5.63)%       23.93 %       12.51 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $28,888       $ 26,678     $ 26,083      $ 26,714      $  8,887
 Ratio of net investment income (loss) to average
  net assets .......................................       1.58 %        1.42 %       6.84 %        1.05 %        0.77 %




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED






                                                                 WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                       ----------------------------------------------------------
                                                                              DECEMBER 31,
                                                       ----------------------------------------------------------
                                                           2000            1999           1998          1997(1)
                                                       ------------   -------------   ------------   ------------
Accumulation unit value, beginning of year .........   $  14.76       $ 11.92          $ 10.65         $  10.00
                                                       --------       -------          --------        --------
 Income from operations:
  Net investment income (loss) .....................       2.00         0.62            (0.09)           (0.03)
  Net realized and unrealized gain (loss) on
   investment ......................................      (4.33)        2.22             1.36             0.68
                                                       --------       -------          --------        --------
   Net income (loss) from operations ...............      (2.33)        2.84             1.27             0.65
                                                       --------       -------          --------        --------
Accumulation unit value, end of year ...............   $  12.43       $ 14.76          $ 11.92         $  10.65
                                                       ========       =======          ========        ========
Total return .......................................    (15.75)%       23.84 %          11.84 %           6.54 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 7,944       $ 7,013          $ 5,827         $  2,289
 Ratio of net investment income (loss) to average
  net assets .......................................     14.54 %        5.09 %          (0.81)%          (0.28)%




                                                                      WRL GE U.S. EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                           2000            1999            1998          1997(1)
                                                       ------------   -------------   -------------   -------------
Accumulation unit value, beginning of year .........   $  17.99         $  15.33        $  12.59      $ 10.00
                                                       --------         --------        --------      -------
 Income from operations:
  Net investment income (loss) .....................       0.68            1.38            0.73         0.99
  Net realized and unrealized gain (loss) on
   investment ......................................      (0.98)           1.28            2.01         1.60
                                                       --------         --------        --------      -------
   Net income (loss) from operations ...............      (0.30)           2.66            2.74         2.59
                                                       --------         --------        --------      -------
Accumulation unit value, end of year ...............   $  17.69         $  17.99        $  15.33      $ 12.59
                                                       ========         ========        ========      =======
Total return .......................................     (1.67)%          17.35 %         21.78 %      25.89 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $29,771         $ 26,416        $ 14,084      $ 3,258
 Ratio of net investment income (loss) to average
  net assets .......................................      3.81 %           8.27 %          5.30 %       8.28 %



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED





                                                                            WRL
                                                                       THIRD AVENUE
                                                                           VALUE
                                                                        SUBACCOUNT
                                                       ---------------------------------------------
                                                                       DECEMBER 31,
                                                       ---------------------------------------------
                                                            2000            1999          1998(1)
                                                       -------------   -------------   -------------
Accumulation unit value, beginning of year .........      $ 10.59        $   9.23        $  10.00
                                                          -------        --------        --------
 Income from operations:
  Net investment income (loss) .....................         0.60            0.19           (0.05)
  Net realized and unrealized gain (loss) on
   investment ......................................         3.03            1.17           (0.72)
                                                          -------        --------        --------
   Net income (loss) from operations ...............         3.63            1.36           (0.77)
                                                          -------        --------        --------
Accumulation unit value, end of year ...............      $ 14.22        $  10.59        $   9.23
                                                          =======        ========        ========
Total return .......................................        34.26 %         14.68 %         (7.67)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $16,735        $  3,411        $  2,807
 Ratio of net investment income (loss) to average
  net assets .......................................         4.53 %          1.98 %         (0.52)%




                                                                           WRL
                                                                       J.P. MORGAN
                                                                  REAL ESTATE SECURITIES
                                                                        SUBACCOUNT
                                                       --------------------------------------------
                                                                       DECEMBER 31,
                                                       --------------------------------------------
                                                            2000           1999          1998(1)
                                                       -------------   ------------   -------------
Accumulation unit value, beginning of year .........     $   8.06        $  8.46        $  10.00
                                                         --------        -------        --------
 Income from operations:
  Net investment income (loss) .....................         0.10           0.07           (0.05)
  Net realized and unrealized gain (loss) on
   investment ......................................         2.20          (0.47)          (1.49)
                                                         --------        -------        --------
   Net income (loss) from operations ...............         2.30          (0.40)          (1.54)
                                                         --------        -------        --------
Accumulation unit value, end of year ...............     $  10.36        $  8.06        $   8.46
                                                         ========        =======        ========
Total return .......................................        28.46 %        (4.63)%        (15.44)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $  2,476        $   627        $    709
 Ratio of net investment income (loss) to average
  net assets .......................................         1.07 %         0.95 %         (0.90)%




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED



                                                                 WRL                       WRL
                                                            GOLDMAN SACHS             GOLDMAN SACHS
                                                               GROWTH                   SMALL CAP
                                                             SUBACCOUNT                 SUBACCOUNT
                                                      ------------------------- --------------------------
                                                            DECEMBER 31,               DECEMBER 31,
                                                      ------------------------- --------------------------
                                                          2000        1999(1)       2000        1999(1)
                                                      ------------ ------------ ------------ -------------
Accumulation unit value, beginning of year ..........   $ 11.29      $ 10.00      $ 10.92      $  10.00
                                                        -------      -------      -------      --------
 Income from operations:
  Net investment income (loss) ......................      0.06        (0.05)        0.22          0.76
  Net realized and unrealized gain (loss) on
    investment ......................................     (1.06)        1.34        (0.34)         0.16
                                                        -------      -------      -------      --------
   Net income (loss) from operations ................     (1.00)        1.29        (0.12)         0.92
                                                        -------      -------      -------      --------
Accumulation unit value, end of year ................   $ 10.29      $ 11.29      $ 10.80      $  10.92
                                                        =======      =======      =======      ========
Total return ........................................     (8.84)%      12.91 %      (1.15)%        9.23 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $ 1,627      $   977      $   862      $    344
 Ratio of net investment income (loss) to average
  net assets ........................................      0.59 %      (0.90)%       2.00 %       15.66 %



                                                                  WRL
                                                             T. ROWE PRICE
                                                            DIVIDEND GROWTH
                                                              SUBACCOUNT
                                                      ---------------------------
                                                             DECEMBER 31,
                                                      ---------------------------
                                                           2000         1999(1)
                                                      -------------- ------------
Accumulation unit value, beginning of year ..........   $     9.16     $ 10.00
                                                        ----------     -------
 Income from operations:
  Net investment income (loss) ......................        (0.04)      (0.04)
  Net realized and unrealized gain (loss) on
    investment ......................................         0.86       (0.80)
                                                        ----------     -------
   Net income (loss) from operations ................         0.82       (0.84)
                                                        ----------     -------
Accumulation unit value, end of year ................   $     9.98     $  9.16
                                                        ==========     =======
Total return ........................................         8.89 %     (8.37)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      985     $   501
 Ratio of net investment income (loss) to average
  net assets ........................................        (0.42)%     (0.90)%




                                                             WRL                         WRL
                                                        T. ROWE PRICE                  SALOMON
                                                          SMALL CAP                    ALL CAP
                                                          SUBACCOUNT                 SUBACCOUNT
                                                  -------------------------- ---------------------------
                                                         DECEMBER 31,               DECEMBER 31,
                                                  -------------------------- ---------------------------
                                                      2000        1999(1)         2000        1999(1)
                                                  ------------ ------------- ------------- -------------
Accumulation unit value, beginning of year ......   $ 12.31      $  10.00      $  10.70      $  10.00
                                                    -------      --------      --------      --------
 Income from operations:
  Net investment income (loss) ..................      0.04          0.41          0.23          0.40
  Net realized and unrealized gain (loss) on
    investment ..................................     (1.18)         1.90          1.62          0.30
                                                    -------      --------      --------      --------
   Net income (loss) from operations ............     (1.14)         2.31          1.85          0.70
                                                    -------      --------      --------      --------
Accumulation unit value, end of year ............   $ 11.17      $  12.31      $  12.55      $  10.70
                                                    =======      ========      ========      ========
Total return ....................................     (9.27)%       23.09 %       17.24 %        7.02 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 2,568      $    925      $  8,072      $    383
 Ratio of net investment income (loss) to average
  net assets ....................................      0.29 %        8.13 %        1.91 %        8.07 %



                                                              WRL
                                                        PILGRIM BAXTER
                                                        MID CAP GROWTH
                                                          SUBACCOUNT
                                                  ---------------------------
                                                          DECEMBER 31
                                                  ---------------------------
                                                       2000        1999(1)
                                                  ------------- -------------
Accumulation unit value, beginning of year ......   $   15.98     $  10.00
                                                    ---------     --------
 Income from operations:
  Net investment income (loss) ..................        0.04         0.04
  Net realized and unrealized gain (loss) on
    investment ..................................       (2.46)        5.94
                                                    ---------     --------
   Net income (loss) from operations ............       (2.42)        5.98
                                                    ---------     --------
Accumulation unit value, end of year ............   $   13.56     $  15.98
                                                    =========     ========
Total return ....................................      (15.16)%      59.78 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......      39,702     $  5,065
 Ratio of net investment income (loss) to average
  net assets ....................................        0.25 %       0.62 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED



                                                                    WRL                        WRL                   WRL
                                                                  DREYFUS                   VALUE LINE        GREAT COMPANIES -
                                                                  MID CAP               AGGRESSIVE GROWTH         AMERICA(SM)
                                                                SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                                       -----------------------------   -------------------   ------------------
                                                               DECEMBER 31,                DECEMBER 31,         DECEMBER 31,
                                                       -----------------------------   -------------------   ------------------
                                                            2000           1999(1)           2000(1)               2000(1)
                                                       --------------   ------------   -------------------   ------------------
Accumulation unit value, beginning of year .........     $   10.14        $ 10.00           $  10.00              $ 10.00
                                                         ---------        -------           --------              -------
 Income from operations:
  Net investment income (loss) .....................          0.23          (0.04)             (0.06)               (0.06)
  Net realized and unrealized gain (loss) on
   investment ......................................          0.98           0.18              (0.96)                1.37
                                                         ---------        -------           --------              -------
   Net income (loss) from operations ...............          1.21           0.14              (1.02)                1.31
                                                         ---------        -------           --------              -------
Accumulation unit value, end of year ...............     $   11.35        $ 10.14           $   8.98              $ 11.31
                                                         =========        =======           ========              =======
Total return .......................................         11.91 %         1.44 %           (10.24)%              13.12 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $   1,811        $   337           $  1,067              $ 8,491
 Ratio of net investment income (loss) to average
  net assets .......................................          2.02 %        (0.90)%            (0.90)%              (0.90)%




                                                              WRL                   WRL                 WRL
                                                       GREAT COMPANIES -     GREAT COMPANIES -        GABELLI
                                                        TECHNOLOGY(SM)            GLOBAL(2)          GLOBAL GROWTH
                                                           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                                      -------------------   -------------------   --------------
                                                          DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                                                      -------------------   -------------------   --------------
                                                            2000(1)               2000(1)             2000(1)
                                                      -------------------   -------------------   --------------
Accumulation unit value, beginning of year ..........      $  10.00              $  10.00            $ 10.00
                                                           --------              --------            -------
 Income from operations:
  Net investment income (loss) ......................         (0.05)                (0.03)             (0.03)
  Net realized and unrealized gain (loss) on
   investment .......................................         (3.25)                (1.45)             (0.90)
                                                           --------              --------            -------
   Net income (loss) from operations ................         (3.30)                (1.48)             (0.93)
                                                           --------              --------            -------
Accumulation unit value, end of year ................      $   6.70              $   8.52            $  9.07
                                                           ========              ========            =======
Total return ........................................        (33.01)%              (14.84)%            (9.27)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........      $  2,788              $    494            $   971
 Ratio of net investment income (loss) to average
  net assets ........................................         (0.90)%               (0.90)%            (0.90)%




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED





                                                          FIDELITY VIP III       FIDELITY VIP II     FIDELITY VIP
                                                        GROWTH OPPORTUNITIES      CONTRAFUND(R)      EQUITY-INCOME
                                                             SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
                                                       ----------------------   -----------------   --------------
                                                            DECEMBER 31,           DECEMBER 31,      DECEMBER 31,
                                                       ----------------------   -----------------   --------------
                                                               2000(1)               2000(1)            2000(1)
                                                       ----------------------   -----------------   --------------
Accumulation unit value, beginning of year .........          $  10.00               $ 10.00           $ 10.00
                                                              --------               -------           -------
 Income from operations:
  Net investment income (loss) .....................             (0.06)                (0.06)            (0.06)
  Net realized and unrealized gain (loss) on
   investment ......................................             (1.38)                (0.56)             1.05
                                                              --------               -------           -------
   Net income (loss) from operations ...............             (1.44)                (0.62)             0.99
                                                              --------               -------           -------
Accumulation unit value, end of year ...............          $   8.56               $  9.38           $ 10.99
                                                              ========               =======           =======
Total return .......................................            (14.36)%               (6.16)%            9.91 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........          $    562               $ 1,030           $   307
 Ratio of net investment income (loss) to average
  net assets .......................................             (0.90)%               (0.90)%           (0.90)%



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2000



NOTE 1 -- ORGANIZATION AND SUMMARY OF
               SIGNIFICANT ACCOUNTING POLICIES
The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-one investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.


SUBACCOUNT INVESTMENT BY FUND:
------------------------------

WRL SERIES FUND, INC.

    WRL J.P. Morgan Money Market
       WRL AEGON Bond
       WRL Janus Growth
       WRL Janus Global
       WRL LKCM Strategic Total Return
       WRL VKAM Emerging Growth
       WRL Alger Aggressive Growth
       WRL AEGON Balanced
       WRL Federated Growth & Income
       WRL Dean Asset Allocation
       WRL C.A.S.E. Growth
       WRL NWQ Value Equity
       WRL GE International Equity
        (formerly WRL GE/Scottish Equitable
          International Equity)
       WRL GE U.S. Equity
       WRL Third Avenue Value
       WRL J.P. Morgan Real Estate Securities
       WRL Goldman Sachs Growth
       WRL Goldman Sachs Small Cap
       WRL T. Rowe Price Dividend Growth
       WRL T. Rowe Price Small Cap
       WRL Salomon All Cap
       WRL Pilgrim Baxter Mid Cap Growth
       WRL Dreyfus Mid Cap
       WRL Value Line Aggressive Growth
       WRL Great Companies - America(SM)

WRL SERIES FUND, INC. (CONTINUED)

    WRL Great Companies - Technology(SM)
       WRL Great Companies - Global(2)
       WRL Gabelli Global Growth

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

    Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

    Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as
       "Fidelity VIP II Contrafund(R)")

VARIABLE INSURANCE PRODUCTS FUND (VIP)

    Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as
       "Fidelity VIP Equity-Income")

The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.


Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.


Each period reported on within the Annual Report reflects a full twelve-month period, except as follows:




SUBACCOUNT                                  INCEPTION DATE
----------------------------------------   ---------------
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity
 (formerly WRL GE/Scottish Equitable
  International Equity)                        01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       07/01/1999
WRL Goldman Sachs Small Cap                    07/01/1999
WRL T. Rowe Price Dividend Growth              07/01/1999
WRL T. Rowe Price Small Cap                    07/01/1999

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2000


NOTE 1 -- (CONTINUED)


SUBACCOUNT (CONTINUED)                     INCEPTION DATE
---------------------------------------   ---------------
WRL Salomon All Cap                           07/01/1999
WRL Pilgrim Baxter Mid Cap Growth             07/01/1999
WRL Dreyfus Mid Cap                           07/01/1999
WRL Value Line Aggressive Growth              05/01/2000
WRL Great Companies - America(SM)             05/01/2000
WRL Great Companies - Technology(SM)          05/01/2000
WRL Great Companies - Global(2)               09/01/2000
WRL Gabelli Global Growth                     09/01/2000
Fidelity VIP III Growth Opportunities         05/01/2000
Fidelity VIP II Contrafund(R)                 05/01/2000
Fidelity VIP Equity-Income                    05/01/2000



Effective September 1, 2000, the WRL Janus Global subaccount is not available for investment to new policy owners. The subaccount remains open to the policy owners who purchased the Policy before September 1, 2000.



On May 1, 2000 and September 1, 2000, WRL made initial contributions totaling $ 675,000 and $ 50,000 to the Life Account. The respective amounts of the contributions and units received are as follows:



SUBACCOUNT                                 CONTRIBUTION     UNITS
---------------------------------------   --------------   -------
MAY 1, 2000:
WRL Value Line Aggressive Growth          $ 200,000        20,000
WRL Great Companies - America(SM)           200,000        20,000
WRL Great Companies - Technology(SM)        200,000        20,000
Fidelity VIP III Growth Opportunities        25,000        2,500
Fidelity VIP II Contrafund(R)                25,000        2,500
Fidelity VIP Equity-Income                   25,000        2,500
SEPTEMBER 1, 2000:
WRL Great Companies - Global(2)              25,000        2,500
WRL Gabelli Global Growth                    25,000        2,500


The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with the issuance and administration of the Policies.


A. POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.



Under all forms of the Policy, monthly charges against Policy cash values are made to compensate WRL for costs of insurance provided.



B. LIFE ACCOUNT CHARGES


A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2000


NOTE 2 --(CONTINUED)

connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.



NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.



NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended December 31, 2000 are as follows (in thousands):





                                           PURCHASES              PROCEEDS
                                              OF                 FROM SALES
SUBACCOUNT                                SECURITIES           OF SECURITIES
----------------------------------   --------------------   -------------------
WRL J.P. Morgan Money Market              $   638,618       $ 636,655
WRL AEGON Bond                                  4,135           6,597
WRL Janus Growth                              243,926          80,714
WRL Janus Global                              163,941          13,299
WRL LKCM Strategic Total Return                13,451           9,338
WRL VKAM Emerging Growth                      816,363         582,058
WRL Alger Aggressive Growth                   106,886          11,655
WRL AEGON Balanced                              3,704           1,678
WRL Federated Growth & Income                  10,936           5,680
WRL Dean Asset Allocation                       5,321           6,820
WRL C.A.S.E. Growth                            11,454           6,201
WRL NWQ Value Equity                            5,542           6,294


                                           PURCHASES              PROCEEDS
                                              OF                 FROM SALES
SUBACCOUNT                                SECURITIES           OF SECURITIES
----------------------------------   --------------------   -------------------
WRL GE INTERNATIONAL EQUITY                     5,524           2,162
WRL GE U.S. Equity                        $     9,487       $   4,466
WRL Third Avenue Value                         14,811           3,442
WRL J.P. Morgan Real Estate
  Securities                                    7,113           5,626
WRL Goldman Sachs Growth                        1,393             609
WRL Goldman Sachs Small Cap                       736             224
WRL T. Rowe Price Dividend
  Growth                                        1,002             595
WRL T. Rowe Price Small Cap                     2,912             883
WRL Salomon All Cap                             8,645           1,108
WRL Pilgrim Baxter Mid Cap
  Growth                                       56,247           4,861
WRL Dreyfus Mid Cap                             2,964           1,516
WRL Value Line Aggressive Growth                1,336              84
WRL Great Companies -
  America(SM)                                   8,220             449
WRL Great Companies -
  Technology(SM)                                4,615             394
WRL Great Companies - Global(2)                   515               9
WRL Gabelli Global Growth                       1,003               9
Fidelity VIP III Growth
  Opportunities                                   695              60
Fidelity VIP II Contrafund(R)                   1,152              74
Fidelity VIP Equity-Income                        394             104


NOTE 5 -- FINANCIAL HIGHLIGHTS


Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                        Report of Independent Auditors




The Board of Directors
Western Reserve Life Assurance Co. of Ohio


We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.


As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.



0006-0069641

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ ERNST & YOUNG LLP


Des Moines, Iowa
February 15, 2001




0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
               (Dollars in thousands, except per share amounts)





                                                               DECEMBER 31
                                                           2000            1999
                                                      -------------   -------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                      $    25,465     $    23,932
 Bonds                                                     92,652         119,731
 Common stocks:
  Affiliated entities (cost: 2000 and 1999 -- $243)         4,164           2,156
  Other (cost: 2000 and 1999 -- $302)                         352             358
 Mortgage loans on real estate                             14,041           9,698
  Home office properties                                   33,571          34,066
  Investment properties                                    10,808          11,078
  Policy loans                                            284,335         182,975
  Other invested assets                                    10,091              --
                                                      -----------     -----------
Total cash and invested assets                            475,479         383,994
Federal income taxes recoverable                           22,547              --
Premiums deferred and uncollected                             908             785
Accrued investment income                                   1,475           1,638
Transfers from separate accounts due or accrued           480,404         463,721
Cash surrender value of life insurance policies            49,787          47,518
Other assets                                                5,905           6,614
Separate account assets                                10,190,653      11,587,982
                                                      -----------     -----------
Total admitted assets                                 $11,227,158     $12,492,252
                                                      ===========     ===========



SEE ACCOMPANYING NOTES.


0006-0069641

                                                           DECEMBER 31
                                                       2000            1999
                                                  -------------   -------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                            $   400,695     $   302,138
  Annuity                                             259,199         268,864
 Policy and contract claim reserves                    13,474           9,269
 Other policyholders' funds                            39,118          38,633
 Remittances and items not allocated                   21,192          20,686
 Federal income taxes payable                              --           5,873
 Asset valuation reserve                                4,726           3,809
 Interest maintenance reserve                           5,934           7,866
 Short-term note payable to affiliate                  71,400          17,100
 Payable to affiliate                                  17,406             964
 Other liabilities                                     62,528          49,478
 Separate account liabilities                      10,185,342      11,582,656
                                                  -----------     -----------
Total liabilities                                  11,081,014      12,307,336
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
   authorized and 2,500,000 shares issued and
   outstanding                                          2,500           2,500
 Paid-in surplus                                      120,107         120,107
 Unassigned surplus                                    23,537          62,309
                                                  -----------     -----------
Total capital and surplus                             146,144         184,916
                                                  -----------     -----------
Total liabilities and capital and surplus         $11,227,158     $12,492,252
                                                  ===========     ===========



SEE ACCOMPANYING NOTES.



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio


                  Statements of Operations -- Statutory Basis
                            (Dollars in thousands)






                                                                          YEAR ENDED DECEMBER 31
                                                                    2000            1999            1998
                                                               -------------   -------------   -------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life                                                          $  741,937      $  584,729      $  476,053
  Annuity                                                        1,554,430       1,104,525         794,841
 Net investment income                                              47,867          39,589          36,315
 Amortization of interest maintenance reserve                        1,656           1,751             744
 Commissions and expense allowances on reinsurance ceded             1,648           4,178          15,333
 Income from fees associated with investment
   management, administration and contract guarantees for
   separate accounts                                               149,086         104,775          72,817
 Other income                                                       58,531          44,366          67,751
                                                                ----------      ----------      ----------
                                                                 2,555,155       1,883,913       1,463,854
Benefits and expenses:
 Benefits paid or provided for:
  Life                                                              58,813          35,591          42,982
  Surrender benefits                                               888,060         689,535         551,528
  Other benefits                                                    47,855          32,201          31,280
 Increase (decrease) in aggregate reserves for policies
   and contracts:
   Life                                                             98,557          70,542          42,940
   Annuity                                                          (9,665)          3,446         (30,872)
   Other                                                                67            (121)         32,178
                                                                ----------      ----------      ----------
                                                                 1,083,687         831,194         670,036
Insurance expenses:
 Commissions                                                       316,337         246,334         205,939
 General insurance expenses                                        120,798         112,536         102,611
 Taxes, licenses and fees                                           23,193          19,019          15,545
 Net transfers to separate accounts                              1,068,213         625,598         475,435
 Other expenses                                                         36              --              59
                                                                ----------      ----------      ----------
                                                                 1,528,577       1,003,487         799,589
                                                                ----------      ----------      ----------
                                                                 2,612,264       1,834,681       1,469,625
                                                                ----------      ----------      ----------
Gain (loss) from operations before federal income tax
 expense (benefit) and net realized capital gains (losses)
 on investments                                                    (57,109)         49,232          (5,771)
Federal income tax expense (benefit)                               (17,470)         11,816            (347)
                                                                ----------      ----------      ----------
Gain (loss) from operations before net realized capital gains
 (losses) on investments                                           (39,639)         37,416          (5,424)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to
 interest maintenance reserve)                                        (856)           (716)          1,494
                                                                ----------      ----------      ----------
Net income (loss)                                               $  (40,495)     $   36,700      $   (3,930)
                                                                ==========      ==========      ==========



SEE ACCOMPANYING NOTES.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio


        Statements of Changes in Capital and Surplus -- Statutory Basis
                            (Dollars in thousands)






                                                                                       TOTAL
                                            COMMON      PAID-IN      UNASSIGNED     CAPITAL AND
                                             STOCK      SURPLUS        SURPLUS        SURPLUS
                                           --------   -----------   ------------   ------------
Balance at January 1, 1998                  $1,500     $ 88,015      $  25,348      $ 114,863
 Net loss                                       --           --         (3,930)        (3,930)
 Change in net unrealized capital gains         --           --            248            248
 Change in non-admitted assets                  --           --         (1,815)        (1,815)
 Change in asset valuation reserve              --           --           (412)          (412)
 Change in surplus in separate accounts         --           --           (341)          (341)
 Change in reserve valuation                    --           --         (2,132)        (2,132)
 Capital contribution                           --       32,092             --         32,092
 Settlement of prior period tax returns         --           --            353            353
 Tax benefits on stock options exercised        --           --          4,654          4,654
                                            ------     --------      ---------      ---------
Balance at December 31, 1998                 1,500      120,107         21,973        143,580
 Net income                                     --           --         36,700         36,700
 Change in net unrealized capital gains         --           --          1,421          1,421
 Change in non-admitted assets                  --           --            703            703
 Change in asset valuation reserve              --           --           (961)          (961)
 Change in surplus in separate accounts         --           --            451            451
 Transfer from unassigned surplus to
   common stock (stock dividend)             1,000           --         (1,000)            --
 Settlement of prior period tax returns         --           --          1,000          1,000
 Tax benefits on stock options exercised        --           --          2,022          2,022
                                            ------     --------      ---------      ---------
Balance at December 31, 1999                 2,500      120,107         62,309        184,916
 Net loss                                       --           --        (40,495)       (40,495)
 Change in net unrealized capital gains         --           --          1,571          1,571
 Change in non-admitted assets                  --           --         (1,359)        (1,359)
 Change in asset valuation reserve              --           --           (917)          (917)
 Change in surplus in separate accounts         --           --           (314)          (314)
 Settlement of prior period tax returns         --           --             30             30
 Tax benefits on stock options exercised        --           --          2,712          2,712
                                            ------     --------      ---------      ---------
Balance at December 31, 2000                $2,500     $120,107      $  23,537      $ 146,144
                                            ======     ========      =========      =========



SEE ACCOMPANYING NOTES.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio


                  Statements of Cash Flow -- Statutory Basis
                            (Dollars in thousands)





                                                                    YEAR ENDED DECEMBER 31
                                                              2000            1999            1998
                                                         -------------   -------------   -------------
Operating activities
Premiums and other considerations, net of reinsurance     $2,356,441      $1,738,870      $1,356,732
Net investment income                                         51,583          44,235          38,294
Life and accident and health claims                          (55,030)        (35,872)        (44,426)
Surrender benefits and other fund withdrawals               (888,060)       (689,535)       (551,528)
Other benefits to policyholders                              (43,721)        (32,642)        (31,231)
Commissions, other expenses and other taxes                 (456,874)       (382,372)       (326,080)
Net transfers to separate accounts                          (935,755)       (628,762)       (461,982)
Federal income taxes received (paid)                          (8,236)         (9,637)         11,956
Other, net                                                    16,913         (21,054)         (7,109)
                                                          ----------      ----------      ----------
Net cash provided by (used in) operating activities           37,261         (16,769)        (15,374)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds                                                        45,079         114,177         143,449
 Mortgage loans on real estate                                   227             212             221
 Other                                                           345              18              --
                                                          ----------      ----------      ----------
                                                              45,651         114,407         143,670
Cost of investments acquired:
 Bonds                                                       (18,005)        (49,279)        (68,202)
 Common stocks                                                    --              --             (93)
 Mortgage loans on real estate                                (5,003)             (1)         (5,313)
 Real estate                                                    (108)           (286)        (26,213)
 Policy loans                                               (101,360)        (69,993)        (36,241)
 Other invested assets                                       (11,203)             --              --
 Other                                                            --            (855)           (414)
                                                          ----------      ----------      ----------
                                                            (135,679)       (120,414)       (136,476)
                                                          ----------      ----------      ----------
Net cash provided by (used in) investing activities          (90,028)         (6,007)          7,194
FINANCING ACTIVITIES
Issuance (payment) of short-term note payable to
  affiliate, net                                              54,300         (27,100)         36,000
Capital contribution                                              --              --          32,092
                                                          ----------      ----------      ----------
Net cash provided by (used in) financing activities           54,300         (27,100)         68,092
                                                          ----------      ----------      ----------
Increase (decrease) in cash and short-term investments         1,533         (49,876)         59,912
Cash and short-term investments at beginning of year          23,932          73,808          13,896
                                                          ----------      ----------      ----------
Cash and short-term investments at end of year            $   25,465      $   23,932      $   73,808
                                                          ==========      ==========      ==========



SEE ACCOMPANYING NOTES.



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio


                Notes to Financial Statements -- Statutory-Basis

                             (Dollars in thousands)


                               December 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION


Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.


NATURE OF BUSINESS


The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.


The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.


Other significant statutory accounting practices are as follows:


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

CASH AND CASH EQUIVALENTS


For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS


Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES


Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.


The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES


Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

SEPARATE ACCOUNTS


Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and
1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.


STOCK OPTION PLAN


AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.


RECLASSIFICATIONS


Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.



0006-0069641


                                     5PAGE>

                  Western Reserve Life Assurance Co. of Ohio


         Notes to Financial Statements -- Statutory-Basis--(Continued)
                             (Dollars in thousands)


                               December 31, 2000

2. FAIR VALUES OF FINANCIAL INSTRUMENTS


Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

      INVESTMENT SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

      INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

      SHORT-TERM NOTE PAYABLE TO AFFILIATE: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:



                                                                  DECEMBER 31
                                                     2000                            1999
                                         -----------------------------   -----------------------------
                                            CARRYING                        CARRYING
                                             AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                         -------------   -------------   -------------   -------------
ADMITTED ASSETS
Cash and short-term investments          $   25,465      $   25,465      $   23,932      $   23,932
Bonds                                        92,652          93,766         119,731         119,076
Common stocks, other than affiliates            352             352             358             358
Mortgage loans on real estate                14,041          14,422           9,698           9,250
Policy loans                                284,335         284,335         182,975         182,975
Separate account assets                  10,190,653      10,190,653      11,587,982      11,587,982
LIABILITIES
Investment contract liabilities             298,279         291,457         301,403         294,342
Short-term note payable to affiliate         71,400          71,400          17,100          17,100
Separate account annuities                7,305,380       7,142,011       8,271,548       8,079,141



3. INVESTMENTS

The carrying amount and estimated fair value of investments in debt securities are as follows:



                                                               GROSS          GROSS       ESTIMATED
                                               CARRYING     UNREALIZED     UNREALIZED       FAIR
                                                AMOUNT         GAINS         LOSSES         VALUE
                                              ----------   ------------   ------------   ----------
DECEMBER 31, 2000
Bonds:
 United States Government and agencies         $ 4,580        $   78         $   15       $ 4,643
 State, municipal and other government           1,478            85             --         1,563
 Public utilities                               13,061            75            159        12,977
 Industrial and miscellaneous                   42,482         1,673            811        43,344
 Mortgage and other asset-backed securities     31,051           416            228        31,239
                                               -------        ------         ------       -------
Total bonds                                    $92,652        $2,327         $1,213       $93,766
                                               =======        ======         ======       =======



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


3. INVESTMENTS--(CONTINUED)


                                                               GROSS          GROSS       ESTIMATED
                                               CARRYING     UNREALIZED     UNREALIZED       FAIR
                                                AMOUNT         GAINS         LOSSES         VALUE
                                              ----------   ------------   ------------   ----------
DECEMBER 31, 1999
Bonds:
 United States Government and agencies         $  4,755       $    4         $   66       $  4,693
 State, municipal and other government            2,185           12             --          2,197
 Public utilities                                13,134          129            368         12,895
 Industrial and miscellaneous                    52,997        1,213          1,208         53,002
 Mortgage and other asset-backed securities      46,660          480            851         46,289
                                               --------       ------         ------       --------
Total bonds                                    $119,731       $1,838         $2,493       $119,076
                                               ========       ======         ======       ========



The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.



                                                           ESTIMATED
                                              CARRYING       FAIR
                                               AMOUNT        VALUE
                                             ----------   ----------
Due in one year or less                       $ 3,006      $ 3,027
Due one through five years                     30,022       30,264
Due five through ten years                     21,811       22,273
Due after ten years                             6,762        6,963
                                              -------      -------
                                               61,601       62,527
Mortgage and other asset-backed securities     31,051       31,239
                                              -------      -------
                                              $92,652      $93,766
                                              =======      =======



A detail of net investment income is presented below:



                                             YEAR ENDED DECEMBER 31
                                          2000         1999         1998
                                      -----------   ----------   ----------
Interest on bonds                      $  8,540      $ 12,094     $ 17,150
Dividends on equity investments from
  subsidiaries                           26,453        18,555       13,233
Interest on mortgage loans                  776           746          499
Rental income on real estate              6,034         5,794        2,839
Interest on policy loans                 14,372         9,303        6,241
Other investment income                       1           414          540
                                       --------      --------     --------
Gross investment income                  56,176        46,906       40,502
Investment expenses                      (8,309)       (7,317)      (4,187)
                                       --------      --------     --------
Net investment income                  $ 47,867      $ 39,589     $ 36,315
                                       ========      ========     ========



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


3. INVESTMENTS--(CONTINUED)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:




                                      YEAR ENDED DECEMBER 31
                                 2000          1999          1998
                              ----------   -----------   -----------
Proceeds                       $45,079      $114,177      $143,449
                               =======      ========      ========
Gross realized gains           $   117      $  1,762      $  4,641
Gross realized losses              480         1,709           899
                               -------
Net realized gains (losses)    $  (363)     $     53      $  3,742
                               =======      ========      ========



At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.


Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:




                                                         REALIZED
                                           ------------------------------------
                                                  YEAR ENDED DECEMBER 31
                                              2000         1999         1998
                                           ----------   ---------   -----------
Debt securities                             $   (363)    $   53      $  3,742
Other invested assets                         (1,115)        18           (18)
                                            --------     ------      --------
                                              (1,478)        71         3,724
Tax benefit (expense)                            346       (854)         (936)
Transfer to interest maintenance reserve         276         67        (1,294)
                                            --------     ------      --------
Net realized gains (losses)                 $   (856)    $ (716)     $  1,494
                                            ========     ======      ========




                                         CHANGES IN UNREALIZED
                                    -------------------------------
                                        YEAR ENDED DECEMBER 31
                                       2000        1999       1998
                                    ---------   ---------   -------
Common stocks                        $2,002      $1,426      $248
Mortgage loans                         (431)         (5)       --
                                     ------      -------     ----
Change in unrealized appreciation    $1,571      $1,421      $248
                                     ======      ======      ====



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


3. INVESTMENTS--(CONTINUED)

Gross unrealized gains (losses) on common stocks were as follows:





                            UNREALIZED
                       ---------------------
                            DECEMBER 31
                          2000        1999
                       ---------   ---------
Unrealized gains        $4,040      $1,995
Unrealized losses          (69)        (26)
                        ------      ------
Net unrealized gains    $3,971      $1,969
                        ======      ======



During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.


During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.


At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.


4. REINSURANCE


The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.



                                 YEAR ENDED DECEMBER 31
                           2000            1999            1998
                      -------------   -------------   -------------
Direct premiums        $2,385,134      $1,748,265      $1,345,752
Reinsurance assumed            --              --             461
Reinsurance ceded         (88,767)        (59,011)        (75,319)
                       ----------      ----------      ----------
Net premiums earned    $2,296,367      $1,689,254      $1,270,894
                       ==========      ==========      ==========



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


4. REINSURANCE--(CONTINUED)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.


5. INCOME TAXES


For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:



                                                                   YEAR ENDED DECEMBER 31
                                                              2000           1999           1998
                                                         -------------   ------------   ------------
Computed tax (benefit) at federal statutory rate (35%)     $ (19,988)     $  17,231       $ (2,019)
Deferred acquisition costs -- tax basis                       14,725         11,344          9,672
Tax reserve valuation                                            123         (2,272)         1,513
Excess tax depreciation                                         (426)          (727)          (442)
Amortization of IMR                                             (580)          (613)          (260)
Dividend received deduction                                  (12,805)       (10,784)        (6,657)
Prior year under (over) accrual                                  560         (3,167)        (2,322)
Other, net                                                       921            804            168
                                                           ---------      ---------       --------
Federal income tax expense (benefit)                       $ (17,470)     $  11,816       $   (347)
                                                           =========      =========       ========



Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


5. INCOME TAXES--(CONTINUED)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.


6. POLICY AND CONTRACT ATTRIBUTES


A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:



                                                                                      DECEMBER 31
                                                                            2000                        1999
                                                                  -------------------------   ------------------------
                                                                                   PERCENT                    PERCENT
                                                                     AMOUNT       OF TOTAL       AMOUNT       OF TOTAL
                                                                  ------------   ----------   ------------   ---------
Subject to discretionary withdrawal with market value adjust-
 ment                                                              $   11,999          0%      $   12,534         0%
Subject to discretionary withdrawal at book value less surrender
 charge                                                                72,456          1           73,903         1
Subject to discretionary withdrawal at market value                 7,305,182         96        8,271,441        96
Subject to discretionary withdrawal at book value (minimal or
 no charges or adjustments)                                           210,648          3          217,372         3
Not subject to discretionary withdrawal provision                      15,753          0           15,433         0
                                                                   ----------         --       ----------        --
                                                                    7,616,038        100%       8,590,683       100%
                                                                                     ===                        ===
Less reinsurance ceded                                                  2,145                       1,581
                                                                   ----------                  ----------
Total policy reserves on annuities and deposit fund liabilities    $7,613,893                  $8,589,102
                                                                   ==========                  ==========



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:



                                                             YEAR ENDED DECEMBER 31
                                                       2000            1999            1998
                                                  -------------   -------------   -------------
Transfers as reported in the summary of
  operations of the separate accounts statement:
Transfers to separate accounts                    $2,336,299      $1,675,642      $1,240,858
Transfers from separate accounts                   1,268,865       1,056,207         774,690
                                                  ----------      ----------      ----------
Net transfers to separate accounts                 1,067,434         619,435         466,168
Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance and
  separate account surplus                               779           6,163           9,267
                                                  ----------      ----------      ----------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $1,068,213      $  625,598      $  475,435
                                                  ==========      ==========      ==========



Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:




                                     GROSS      LOADING      NET
                                   ---------   ---------   -------
DECEMBER 31, 2000
Ordinary direct renewal business    $  991       $220       $771
Ordinary new business                  133         (4)       137
                                    ------       -----      ----
                                    $1,124       $216       $908
                                    ======       ====       ====
DECEMBER 31, 1999
Ordinary direct renewal business    $1,017       $232       $785
                                    ------       ----       ----
                                    $1,017       $232       $785
                                    ======       ====       ====



In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000

7. DIVIDEND RESTRICTIONS


The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.


8. CAPITAL STRUCTURE


During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.


9. RETIREMENT AND COMPENSATION PLANS


The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


9. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.


In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.


The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.


Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.


The Company received capital contributions of $32,092 from its parent in 1998.


At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.


0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 2000


10. RELATED PARTY TRANSACTIONS--(CONTINUED)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.


The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME


The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:



                                                                     YEAR ENDED
                                            DECEMBER 31, 1998     DECEMBER 31, 1998
                                           -------------------   ------------------
                                              TOTAL CAPITAL
                                               AND SURPLUS         NET INCOME/LOSS
                                           -------------------   ------------------
Amounts reported in Annual Statement            $148,038              $    528
Adjustment to federal income tax benefit          (4,458)               (4,458)
                                                --------              --------
Amounts reported herein                         $143,580              $ (3,930)
                                                ========              ========



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 2000




SCHEDULE I



                                                                                   AMOUNT AT WHICH
                                                                         FAIR       SHOWN IN THE
                 TYPE OF INVESTMENT                      COST (1)       VALUE       BALANCE SHEET
----------------------------------------------------   ------------   ---------   ----------------
FIXED MATURITIES
Bonds:
 United States Government and government
   agencies and authorities                            $   5,029      $5,097          $   5,029
 States, municipalities and political subdivisions        11,783      11,996             11,783
 Public utilities                                         13,061      12,977             13,061
 All other corporate bonds                                62,779      63,696             62,779
                                                       ---------      ------          ---------
Total fixed maturities                                    92,652      93,766             92,652
EQUITY SECURITIES
Common stocks:
 Industrial, miscellaneous and all other                     302         352                352
                                                       ---------      ------          ---------
Total equity securities                                      302         352                352
Mortgage loans on real estate                             14,041                         14,041
Real estate                                               44,379                         44,379
Policy loans                                             284,335                        284,335
Cash and short-term investments                           25,465                         25,465
Other invested assets                                     10,091                         10,091
                                                       ---------                      ---------
Total investments                                      $ 471,265                      $ 471,315
                                                       =========                      =========



(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.












0006-0069641

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                      SUPPLEMENTARY INSURANCE INFORMATION
                            (DOLLARS IN THOUSANDS)


SCHEDULE III



                                                                                    BENEFITS,
                                                                                     CLAIMS,
                          FUTURE POLICY    POLICY AND                     NET      LOSSES AND     OTHER
                           BENEFITS AND     CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                             EXPENSES     LIABILITIES     REVENUE       INCOME*     EXPENSES    EXPENSES*
                         --------------- ------------- ------------- ------------ ------------ ----------
YEAR ENDED DECEMBER 31,
  2000
Individual life              $389,458       $13,349     $  741,090      $13,430    $  267,540   $310,243
Group life                     11,237           100            847          936         1,413        580
Annuity                       259,199            25      1,554,430       33,501       814,734    149,541
                             --------       -------     ----------      -------    ----------   --------
                             $659,894       $13,474     $2,296,367      $47,867    $1,083,687   $460,364
                             ========       =======     ==========      =======    ==========   ========
YEAR ENDED DECEMBER 31,
  1999
Individual life              $291,106       $ 9,152     $  583,656      $10,754    $  178,237   $261,284
Group life                     11,032           100          1,073          706         1,437        599
Annuity                       268,864            17      1,104,525       28,129       651,520    116,006
                             --------       -------     ----------      -------    ----------   --------
                             $571,002       $ 9,269     $1,689,254      $39,589    $  831,194   $377,889
                             --------       -------     ----------      -------    ----------   --------
YEAR ENDED DECEMBER 31,
  1998
Individual life              $221,050       $ 8,624     $  474,120      $ 9,884    $  122,542   $230,368
Group life                     10,546           100          1,933          723         1,962      2,281
Annuity                       265,418           509        794,841       25,708       545,532     91,505
                             --------       -------     ----------      -------    ----------   --------
                             $497,014       $ 9,233     $1,270,894      $36,315    $  670,036   $324,154
                             ========       =======     ==========      =======    ==========   ========



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.



0006-0069641

                  Western Reserve Life Assurance Co. of Ohio


                                  Reinsurance
                            (Dollars in thousands)



SCHEDULE IV



                                                          ASSUMED                   PERCENTAGE
                                            CEDED TO        FROM                    OF AMOUNT
                               GROSS          OTHER        OTHER          NET        ASSUMED
                              AMOUNT        COMPANIES    COMPANIES      AMOUNT        TO NET
                          -------------- -------------- ----------- -------------- -----------
YEAR ENDED
  DECEMBER 31, 2000
Life insurance in force   $76,903,969    $14,753,778        $ --    $62,150,191         0.0%
                          ===========    ===========        ====    ===========         ===
Premiums:
 Individual life          $   774,550    $    33,460        $ --    $   741,090         0.0%
 Group life                     1,100            253          --            847         0.0
 Annuity                    1,609,484         55,054          --      1,554,430         0.0
                          -----------    -----------        ----    -----------         ---
                          $ 2,385,134    $    88,767        $ --    $ 2,296,367         0.0%
                          ===========    ===========        ====    ===========         ===
YEAR ENDED
  DECEMBER 31, 1999
Life insurance in force   $63,040,741    $11,297,250        $ --    $51,743,491         0.0%
                          ===========    ===========        ====    ===========         ===
Premiums:
 Individual life          $   604,628    $    20,972        $ --    $   583,656         0.0%
 Group life                     1,383            310          --          1,073         0.0
 Annuity                    1,142,254         37,729          --      1,104,525         0.0
                          -----------    -----------        ----    -----------         ---
                          $ 1,748,265    $    59,011        $ --    $ 1,689,254         0.0%
                          ===========    ===========        ====    ===========         ===
YEAR ENDED
  DECEMBER 31, 1998
Life insurance in force   $51,064,173    $ 9,862,460        $ --    $41,201,713         0.0%
                          ===========    ===========        ====    ===========         ===
Premiums:
 Individual life          $   493,633    $    19,512        $ --    $   474,121         0.0%
 Group life                     1,691            220         461          1,932        23.8
 Annuity                      850,428         55,587          --        794,841         0.0
                          -----------    -----------        ----    -----------        ----
                          $ 1,345,752    $    75,319        $461    $ 1,270,894         .03%
                          ===========    ===========        ====    ===========        ====



0006-0069641

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